Exception Grades
Run Date - 12/22/2025 2:09:22 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33794511			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $700.00 on LE but disclosed as $800.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-08-27): XXXXX received valid COC dated XX/XX/XX Reviewer Comment (2025-08-25): XXXXX received COC dated XX/XX/XX25 stating "Appraisal fee increased due to Complexity" However, we would require additional information as to what caused the property to be complex in order to increase appraisal fee. Kindly provide additional information for the fee increased or Cure would be due to borrower.	08/27/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33812534			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Third party business verification source document is not dated and therefore cannot be confirmed to meet guides.	xxxyyyxxx			Reviewer Comment (2025-10-07): Received third party verification. Exception cleared.	10/07/2025			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33812535			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third party business verification source document is not dated and therefore cannot be confirmed to meet guides.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received third party verification. Exception cleared. Reviewer Comment (2025-09-02): Client to review; the source doc used to complete the VVOE form is not dated. Seller Comment (2025-08-26): (XXXXX) The date is at the top of the letter showing when it was completed	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33812538			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	xxxyyyxxx	XXXXX statement reflects a large deposit of $250K that was unsourced or explained.	xxxyyyxxx
Reviewer Comment (2025-09-29): Received LOX and source of funds documentation for large deposit of $250K from Vanguard, verified and updated the details. Exception Cleared.

Reviewer Comment (2025-09-22): Provided LOX for large deposit of $250K from Vanguard, However provided bank statement from Interactive Brokers which unable to verify that $250K has been withdrawn. Please provide copy of source document from Vanguard money market to verify that $250K has been withdrawn. Exception Remains.

Seller Comment (2025-09-19): (XXXXX) Vanguard statement has been uploaded

Reviewer Comment (2025-08-26): Provided LOX for large deposit of $250K is not suffice, As per bank statement borrower withdrawn on XX/XX/XX due to lower fee, higher interest paying. However please provide copy of source document from Vanguard money market to verify that $250K has been withdrawn. Exception Remains.

Seller Comment (2025-08-25): (XXXXX) uploaded the loe for the large dep.

																			09/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33812539			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	xxxyyyxxx	Third party business verification source document is not dated and therefore cannot be confirmed to meet guides.	xxxyyyxxx			Reviewer Comment (2025-08-25): Received third party business verification for borrower self employed income dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-08-24): (XXXXX) the date is at the top of the voe and the date and time is at the bottom of the business lookup	08/25/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13661658	33812542			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.	xxxyyyxxx			Reviewer Comment (2025-10-07): Received third party verification. Exception cleared.	10/07/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13462235	34258687			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	CU score was greater than 2.5 or was not provided, and a desk review was not provided as required by guidelines.	CU Score: ___	CU Score was Greaer than 2.5 and copy of Desk review validating original appraisal within -10% is missing.	xxxyyyxxx			Reviewer Comment (2025-09-10): Received desk review. Exception cleared. Seller Comment (2025-09-04): (XXXXX) Desk Review uploaded	09/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13462235	34258716			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		08/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13462235	34258738			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	xxxyyyxxx	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received replacement cost estimate for supporting the current coverage amount. Exception Cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13462235	34258759			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX. (XXXXX/S-Corp)	xxxyyyxxx			Reviewer Comment (2025-08-28): Client elects to waive. Reviewer Comment (2025-08-26): Client to review. Extension provided. Reviewer Comment (2025-08-26): The file is missing the 2024 personal tax return. Evidence of extension provided in file for XXXXX. The file contained a copy of the 2023 1040's and 2024 and 2023 business returns.	xxxyyyxxx		08/28/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231232			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Total Fees financed by lender exceed permitted threshold. HOEPA Disclosure is not located in file.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231237			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Total fees financed by lender exceed permitted threshold. Late charge exceeds max of 4% of amount past due and/or grace period of 15 days.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231248			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Total fees financed by lender is $XXXX. Threshold maximum is $XXXX Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231254			Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $882.50 or .10868%). Non-Compliant High Cost Loan.	Total fees financed by lender is $XXXX. Threshold maximum is $XXXX	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other
(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231267			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX or XXXX%).	Points and Fees exceed allowable threshold by $XXXX or 2.08836%.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared. Seller Comment (2025-08-29): Please see attached loan discount points form to support exclusion of 2 bona fide points ($17,135) from QM points & fees calculation.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231271			Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Home Loan Legend Not on Security Instrument)	XXXXX Home Loan: Mortgage, Deed, or other instrument does not expressly indicate that loan is a "home loan" in at least 14 point font.	Mortgage, Deed, or other instrument does not expressly indicate that loan is a "home loan" in at least 14 point font.	xxxyyyxxx			Reviewer Comment (2025-08-28): Client elects to waive.	xxxyyyxxx		08/28/2025	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231273			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231646			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling status if not located in file.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17312943	34231674			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $49.63 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Verification of Income Fee was last disclosed as $0.00 on LE but disclosed as $49.63on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $49.63 , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-03): XXXXX received LOX for rebuttal response with additional information for a valid Changed circumstance. Seller Comment (2025-08-29): Please see attached	09/03/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16033123	34213542			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared.	09/05/2025			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16033123	34213543			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX or XXXX%).	Points and Fees exceed allowable threshold by $XXXX or XXXX%.	xxxyyyxxx			Reviewer Comment (2025-09-05): Received undiscounted rate/price. Exception cleared. Seller Comment (2025-08-29): Please see attached loan discount points form to support exclusion of 2 bona fide points ($20,500) from QM points & fees calculation.	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12174578	34498250			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,587.00 exceeds tolerance of $-3,600.00. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as -$3,600.00 on LE but disclosed as -$2,587.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,013.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-11-17): XXXXX Received Valid COC along with supporting comments on the exception.

Seller Comment (2025-11-14): LI XX/XX/XX and this loan did not close until 8/27 which required the relock.

Reviewer Comment (2025-11-11): XXXXX received CD dated XX/XX/XX with reason that loan was relocked with changed pricing, however, this does not provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in the relock of the loan and change in pricing/closing costs while the loan is still within the lock period.

Seller Comment (2025-11-11): Please see the attached CofC from 8/21 to increase the cost of the rate due to a relock. A Closing Disclosure went out to the borrower on the same day.

																			11/17/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12174578	34528438			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/25/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14195161	34763077			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/22/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14182398	34495018			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $800.00. $100.00 over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $800.00 on LE, but disclosed as $900.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-10-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Reviewer Comment (2025-10-14): XXXXX received proof of mailing and LOX for $120. However, copy of refund check and Post CD for $120 is missing from the file. The Total cure requirement is of $720 (Appraisal fee $100; Second Appraisal fee $500 and Collateral Desktop $120). In order to Cure all the exception, kindly provide below documents.
1) Copy of check for $120.
2) Post CD for Cure Docs of $120.
3) Cure Docs for additional Cure $500. Cure Docs Consists of Post CD, LOX, Copy of refund check and proof of mailing.

																			10/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14182398	34495019			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. $500.00 over legal limit. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was not disclosed on LE, but disclosed as $500.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $500.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-10-24): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-10-22): XXXXX received Post CD,LOX,Copy of refund check and proof of mailing. XXXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-10-16): XXXXX received proof of mailing and LOX for $120. However, copy of refund check and Post CD for $120 is missing from the file. The Total cure requirement is of $620 (Second Appraisal fee $500 and Collateral Desktop $120). In order to Cure all the exception, kindly provide below documents.
1) Copy of check for $120.
2) Post CD showing Cure Docs of $620.
3) Cure Docs for additional Cure $500. Cure Docs Consists of Post CD, LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2025-10-14): XXXXX received proof of mailing and LOX for $120. However, copy of refund check and Post CD for $120 is missing from the file. The Total cure requirement is of $620 (Second Appraisal fee $500 and Collateral Desktop $120). In order to Cure all the exception, kindly provide below documents.
1) Copy of check for $120.
2) Post CD showing Cure Docs of $620.
3) Cure Docs for additional Cure $500. Cure Docs Consists of Post CD, LOX, Copy of refund check and proof of mailing.

																			xxxyyyxxx	10/24/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14182398	34495020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX. Fee Amount of $120.00 exceeds tolerance of $0.00. $120.00 over legal limit. Insufficient or no cure was provided to the borrower.	XXXXX Fee was not disclosed on LE, but disclosed as $120.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $120.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-10-24): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Reviewer Comment (2025-10-22): XXXXX receied Post CD,LOX, and proof of mailing. However, we would also require copy of refund check for $120 in order to cure the exception.

Seller Comment (2025-10-21): (XXXXX) The cure for $120 was not handled before or at closing it was handled after closing. So the total for cures on this file should be $720. The PCCD uploaded reflects that.

Reviewer Comment (2025-10-16): XXXXX received proof of mailing and LOX for $120. However, copy of refund check and Post CD for $120 is missing from the file. The Total cure requirement is of $620 (Second Appraisal fee $500 and Collateral Desktop $120). In order to Cure all the exception, kindly provide below documents.
1) Copy of check for $120.
2) Post CD showing Cure Docs of $620.
3) Cure Docs for additional Cure $500. Cure Docs Consists of Post CD, LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2025-10-14): XXXXX received proof of mailing and LOX for $120. However, copy of refund check and Post CD for $120 is missing from the file. The Total cure requirement is of $720 (Appraisal fee $100; Second Appraisal fee $500 and Collateral Desktop $120). In order to Cure all the exception, kindly provide below documents.
1) Copy of check for $120.
2) Post CD for Cure Docs of $120.
3) Cure Docs for additional Cure $500. Cure Docs Consists of Post CD, LOX, Copy of refund check and proof of mailing.

																			xxxyyyxxx	10/24/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14182398	34495065			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx			Reviewer Comment (2025-10-01): Client elects to waive. Reviewer Comment (2025-09-24): Client to review. Extension provided.	xxxyyyxxx		10/01/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14182398	34495066			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx			Reviewer Comment (2025-10-01): Client elects to waive. Reviewer Comment (2025-09-24): Client to review. Extension provided.	xxxyyyxxx		10/01/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13519152	34476112			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/22/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13519152	34476185			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	xxxyyyxxx	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	xxxyyyxxx
Reviewer Comment (2025-09-29): Received supporting documents to verify that increased dwelling coverage $580,000, verified and updated the details. Exception Cleared.

Seller Comment (2025-09-26): Uploaded.

Seller Comment (2025-09-26): The total dwelling coverage of $1,1740,000.00 which bypasses the Loan Amount per the email below and per the highlighted binder that is attached

Reviewer Comment (2025-09-26): Provided Hazard Insurance policy, we have 3 dwelling extension coverage amounts, please provide clarification which amount should be used, Exception remains.

Seller Comment (2025-09-25): Doc uploaded.

Reviewer Comment (2025-09-25): As per provided LOX document stating extended dwelling coverage is $XXX, However which is higher (180%) than the dwelling coverage amount. Please provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Exception Remains.

Seller Comment (2025-09-25): UW memo uplaoded

Reviewer Comment (2025-09-24): On Hazard policy, we have 3 dwelling extension coverage amount, please provide clarification which amount should be used, since the document provided is not clear. Exception remains.

Seller Comment (2025-09-23): I think this condition is an error. Here are the notes for the current insurance:

Efctv 9-1 * $1,960-owed * Cvg $1.7M ok
Efctv 9-1 * Policy # ok * Term: 9-1-25  to  9-1-26  *  4155 Outer Dr  Nashville TN 37204 * mtgee ok * Dwelling > $1,160,000 - replacement cost increased dwelling up to $580,000 = $1,740,000 * Deductible $1,000 to 1% $11,600

																			09/29/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18978933	34527597			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	xxxyyyxxx
Reviewer Comment (2025-10-30): Lump sum credit applied and undiscounted rate updated per QM Fee Test Worksheet. Exception cleared.

Seller Comment (2025-10-28): Please see attached

Reviewer Comment (2025-10-09): There is a $10,000 seller credit and credit itemization showing $8805 is for discount points and $1195 is for commitment fee. However, there is no commitment fee on the CD, only a $1195 underwriting fee.  As the QM fee overage is $10,359.79, the credit towards discount points only would not be sufficient to clear the QM fee violation.  Please provide a corrected credit itemization that shows the remainder of the credit going towards a fee that's on the CD. Exception remains.

Seller Comment (2025-09-30): "CT 9/30: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 0.319%, and calculation portion. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.
XXXX%"

																			10/30/2025			1	B	A	C	A	B	A	C	A	B	A		CO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18978933	34527598			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX or XXXX%).	XXXXX Points and Fees exceed allowable threshold by $XXXX or XXXX%.	xxxyyyxxx
Reviewer Comment (2025-10-30): Lump sum credit applied and undiscounted rate updated per QM Fee Test Worksheet. Exception cleared.

Seller Comment (2025-10-28): Please see attached

Reviewer Comment (2025-10-09): There is a $10,000 seller credit and credit itemization showing $8805 is for discount points and $1195 is for commitment fee. However, there is no commitment fee on the CD, only a $1195 underwriting fee.  As the QM fee overage is $10,359.79, the credit towards discount points only would not be sufficient to clear the QM fee violation.  Please provide a corrected credit itemization that shows the remainder of the credit going towards a fee that's on the CD. Exception remains.

Seller Comment (2025-09-30): "CT 9/30: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 0.319%, and calculation portion. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.
XXXX%"

																			10/30/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16822472	34393541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $619.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $619.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-06): XXXXX received PCCD and LOE Reviewer Comment (2025-09-26): XXXXX received PCCD and LOE, however we also require copy of refund check & proof of mailing.	10/06/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16822472	34649784			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXX plus 10% or $XXX. $316.90 over legal limit. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower	xxxyyyxxx			Reviewer Comment (2025-10-06): XXXXX received PCCD, LOE, proof of mailing & copy of refund check.	xxxyyyxxx	10/06/2025		2		B		B		B		B		B		WA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10721335	34723718			Compliance	Compliance	State Compliance	State Defect	XXXXX SB 1894	XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance or Exemption not attached to mortgage for recording.	xxxyyyxxx			Reviewer Comment (2025-10-27): Disclosure received. Seller Comment (2025-10-23): TF 10/23 Please see attached Certificate of Compliance or Exemption	10/27/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10721335	34723719			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file	xxxyyyxxx			Reviewer Comment (2025-10-20): XXXXX received initial CD dated 09/15. Seller Comment (2025-10-17): TF 10/17 Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on 9/15 and the mailbox rule was applied. This meets the 7 business days before the closing date of 9.25.	10/20/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10617664	34579250			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided	xxxyyyxxx	The file was missing a copy of the flood certificate.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received flood certificate document for subject property, verified and updated the details. Exception Cleared.	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10617664	34579260			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided	xxxyyyxxx	The file was missing a copy of the divorce decree.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received court judgment document for spousal support $4,000, verified and updated the details. Exception Cleared. Seller Comment (2025-10-09): (XXXXX) uploaded the divorce decree showing there is no child support only spousal support paid	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11686555	34393556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $160.90 due to increase of Title - Lender's Title Insurance fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $160.90, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-06): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	xxxyyyxxx	10/06/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12920762	34364098			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Survey Fee was last disclosed as $0.00 on LE but disclosed as $125.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $125.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-09-16): XXXXX received LOX.

Seller Comment (2025-09-15): lox signed

Seller Comment (2025-09-15): See lox

Seller Comment (2025-09-15): LOX

Reviewer Comment (2025-09-15): XXXXX is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2025-09-12): Please waive.  The Survey Fee is in section C of the CD.  No cure required.

																			09/16/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13423890	34543134			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	xxxyyyxxx	VOE provided XX/XX/XX.	xxxyyyxxx
Reviewer Comment (2025-10-21): VVOE provided post closing is acceptable per guidelines. Per XXXXX guidelines - "Lenders also have the option of obtaining the verbal VOE after the note date (and prior to the delivery of the loan to XXXXX)." Exception cleared.

Reviewer Comment (2025-10-21): The documents received are post-closed. In accordance with guidelines, Verbal Verification of Employment (VVOE) is required for all wage-earner borrowers and must be completed within 10 calendar days of closing. The VVOE must include the contact's name, title, and phone number; company name and address; and the borrower's job title and description. Exception Remains.

																			10/21/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13423890	34543135			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	xxxyyyxxx	VOE provided XX/XX/XX.	xxxyyyxxx
Reviewer Comment (2025-10-21): VVOE provided post closing is acceptable per guidelines. Per XXXXX guidelines - "Lenders also have the option of obtaining the verbal VOE after the note date (and prior to the delivery of the loan to XXXXX)." Exception cleared.

Reviewer Comment (2025-10-21): The documents received are post-closed. In accordance with guidelines, Verbal Verification of Employment (VVOE) is required for all wage-earner borrowers and must be completed within 10 calendar days of closing. The VVOE must include the contact's name, title, and phone number; company name and address; and the borrower's job title and description. Exception Remains.

																			10/21/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14780853	34700640			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/14/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14780853	34700642			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $90.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $90.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	xxxyyyxxx	10/10/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17223660	34550113			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17223660	34550265			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $96.95 compared to the calculated total of payments of $XXXX. which exceeds the $35.00 threshold.	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $96.95 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold.	xxxyyyxxx
Reviewer Comment (2025-11-12): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2025-11-11): Please see the attached Letter of Explanation, Corrected Right to Cancel, and proof of delivery.

Reviewer Comment (2025-10-29): This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery. Reopening of RTC and Proof of Delivery is required to complete cure.

Seller Comment (2025-10-28): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, and proof of delivery.

																			xxxyyyxxx	11/12/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)
																																						C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17223660	34550266			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,873.05 exceeds tolerance of $-5,000.00. Sufficient or excess cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$5,000.00 on LE but disclosed as -$4,873.05 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $126.95, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-25): Sufficient Cure Provided within 60 Days of Closing	xxxyyyxxx	09/25/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17223660	34589705			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12239840	34641251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	xxxyyyxxx			Reviewer Comment (2025-10-14): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-10-13): Corrected PC CD	xxxyyyxxx	10/14/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12239840	34641270			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .			10/08/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12239840	34641430			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Temporary Buydown. Fee Amount of $XXXX exceeds tolerance of $0.00. $XXX over legal limit. Insufficient or no cure was provided to the borrower.	Temporary Buydown Fee was last disclosed as $0.00 on LE but disclosed as $XXXX. on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-14): XXXXX received corrected PCCD and LOE updating the correct paid by for buydown fee. Seller Comment (2025-10-13): Corrected PCCD	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12239840	34664180			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final CD shows the Buydown Fee as Seller paid, however post-closing CD and Final Alta settlement statement show its Borrower paid. The Buydown agreement doesn't specify who pays the Buydown fee, but it's not signed by the seller.	xxxyyyxxx			Reviewer Comment (2025-10-14): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-10-13): PC CD shows correct buydown paid party	xxxyyyxxx	10/14/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12239840	34664248			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Gift funds are missing evidence of receipt/deposit.	xxxyyyxxx
Reviewer Comment (2025-10-13): Received deposit receipt and wire confirmation document for Gift fund $160,000, verified and updated the details. Available funds are sufficient for closing. Exception Cleared.

Seller Comment (2025-10-10): Subject property is in CA which is  DRY state.  WE do not fund on the NOTE date.  Loan funded on 9/25. Please refer to the PC CD issued on 10/2 which shows the disbursement date on 9/26.  Thank you.

Reviewer Comment (2025-10-10): Provided deposit receipt and wire confirmation document for Gift fund $160,000 dated XX/XX/XX5, which is post note dated. Please provide deposit receipt, wire confirmation and source of documentation prior to the note date for gift fund. Exception Remains.

Seller Comment (2025-10-09): proof of gift fund

																			10/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19392157	34402835			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19392157	34476078			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	xxxyyyxxx	xxxyyyxxx						09/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14811789	34398782			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-0.10. Sufficient or excess cure was provided to the borrower at Closing.	Lender Credits was last disclosed as -$0.10 on LE but disclosed as $0.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-09-10): Sufficient Cure Provided At Closing	xxxyyyxxx	09/10/2025		1	A	A	A	A	A	A	A	A	A	A		MT	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13582259	34701254			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. $15.00 over legal limit. Insufficient or no cure was provided to the borrower.	Title - Recording Service Fee was last disclosed as $0.00 on LE but disclosed as $15.00 on Final Closing Disclosure. File does not contain as valid COC for this fee , nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure include $15.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing changes made.	xxxyyyxxx
Reviewer Comment (2025-10-20): Upon further review consumer within 0% tolerance requirements.

Seller Comment (2025-10-17): Compliance Response: The finding is not valid. The fees in question were not paid to an affiliate and therefore do not fall under the zero-tolerance category.  According to the CFPBs guidance, creditors are afforded flexibility in disclosing individual fees, with emphasis placed on the aggregate amount of charges subject to the 10% cumulative tolerance. As outlined in Comment 19(e)(3)(ii)-2, a creditor XXXXX impose a fee that falls within the 10% tolerance category even if it was not disclosed on the Loan Estimate provided that the total of all fees in this category does not exceed the sum of estimated charges by more than 10%. Based on this framework, the fee was properly disclosed and does not constitute a tolerance violation.  Initial LE (Closing, Courier, Recording) $1057 Consummation CD (Closing, Courier, Recording, Opinion, Recording Service) $810

																			10/20/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13582259	34701255			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $125.00 exceeds tolerance of $0.00. $125.00 over legal limit. Insufficient or no cure was provided to the borrower.	Title - Service charges fee was last disclosed as $0.00 on LE but disclosed as $125.00 on Final Closing Disclosure. File does not contain as valid COC for this fee , nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure include $125.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing changes made.	xxxyyyxxx
Reviewer Comment (2025-10-20): Upon further review consumer within 0% tolerance requirements.

Seller Comment (2025-10-17): Compliance Response: The finding is not valid. The fees in question were not paid to an affiliate and therefore do not fall under the zero-tolerance category.  According to the CFPBs guidance, creditors are afforded flexibility in disclosing individual fees, with emphasis placed on the aggregate amount of charges subject to the 10% cumulative tolerance. As outlined in Comment 19(e)(3)(ii)-2, a creditor XXXXX impose a fee that falls within the 10% tolerance category even if it was not disclosed on the Loan Estimate provided that the total of all fees in this category does not exceed the sum of estimated charges by more than 10%. Based on this framework, the fee was properly disclosed and does not constitute a tolerance violation.  Initial LE (Closing, Courier, Recording) $1057 Consummation CD (Closing, Courier, Recording, Opinion, Recording Service) $810

																			10/20/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13582259	34701362			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/14/2025	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13582259	34701574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $125.00 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance charge disclosed is $XXXX. Calculated finance charge is $XXXX. Variance $125.00. Based on review Title - Service Charge in Section B was not included in finance calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD and Re-open Rescission if Applicable.	xxxyyyxxx
Reviewer Comment (2025-10-30): XXXXX received lender rebuttal and attestation that the title-opinion fee is attorney opinion for issuance of title insurance to confirm purpose & services.

Seller Comment (2025-10-29): Compliance Response:
We respectfully disagree with your determination that the Amount Financed and Financed Charged were calculated incorrectly. Upon review, the discrepancy noted in the Amount Financed and Finance Charge calculations stems from the classification of the Title Attorney Opinion Fee disclosed in Section B of the Closing Disclosure.
The fee in question is categorized as a Title Attorney Opinion Fee, not a Title Service Charge. This distinction is critical for TRID calculations:

•             A Title Service Charge typically includes charges for title searches, insurance, and related services provided by a title company. These fees are generally prepaid finance charges and must be included in the Finance Charge and Amount Financed calculations.
•             A Title Attorney Opinion Fee, however, is a charge for a legal opinion provided by a licensed attorney regarding the validity of the property's title. This fee is not considered a prepaid finance charge under Regulation Z, and therefore should not be included in the Finance Charge or Amount Financed.

The $125.00 fee was correctly excluded from the Finance Charge and Amount Financed calculations based on its nature and regulatory treatment. As such, the disclosed figures on the Final Closing Disclosure dated XX/XX/XX are accurate and compliant with TRID requirements.

																			10/30/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13582259	34701575			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $125.00 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance charge disclosed is $XXXX. Calculated finance charge is $XXXX. Variance $125.00. Based on review Title - Service Charge in Section B was not included in finance calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD and Re-open Rescission if Applicable.	xxxyyyxxx
Reviewer Comment (2025-10-30): XXXXX received lender rebuttal and attestation that the title-opinion fee is attorney opinion for issuance of title insurance to confirm purpose & services.

Seller Comment (2025-10-29): Compliance Response:
We respectfully disagree with your determination that the Amount Financed and Financed Charged were calculated incorrectly. Upon review, the discrepancy noted in the Amount Financed and Finance Charge calculations stems from the classification of the Title Attorney Opinion Fee disclosed in Section B of the Closing Disclosure.
The fee in question is categorized as a Title Attorney Opinion Fee, not a Title Service Charge. This distinction is critical for TRID calculations:

•             A Title Service Charge typically includes charges for title searches, insurance, and related services provided by a title company. These fees are generally prepaid finance charges and must be included in the Finance Charge and Amount Financed calculations.
•             A Title Attorney Opinion Fee, however, is a charge for a legal opinion provided by a licensed attorney regarding the validity of the property's title. This fee is not considered a prepaid finance charge under Regulation Z, and therefore should not be included in the Finance Charge or Amount Financed.

The $125.00 fee was correctly excluded from the Finance Charge and Amount Financed calculations based on its nature and regulatory treatment. As such, the disclosed figures on the Final Closing Disclosure dated XX/XX/XX are accurate and compliant with TRID requirements.

																			10/30/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15372390	34944144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-12-01): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-11-26): TF 11/26 Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on 8.22 and the mailbox rule was applied. This meets the 7 business days before the closing date of 9.16.	12/01/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15964311	34805877			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $120.00 on LE but disclosed as $123.60 on Final Closing Disclosure. File does not contain a valid COC for this fee, Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-10-27): Sufficient Cure Provided At Closing	xxxyyyxxx	10/27/2025		1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15691031	34597276			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 1.42 is less than Guideline PITIA months reserves of 3.00.	xxxyyyxxx
Reviewer Comment (2025-10-10): Received borrowers asset documents, verified and updated the details. Available funds are sufficient for closing and reserves. Exception Cleared.

Seller Comment (2025-10-09): Please see the attached asset statements to satisfy the condition.

Seller Comment (2025-10-09): Please see the attached asset statements

Reviewer Comment (2025-10-08): Final 1003 and DU reflect assets, however there were no bank statements provided to verify the assets. The only asset verified in the file was the proceeds from the sale of property. Exception remains.

Reviewer Comment (2025-10-08): As per guidelines Loan amount >1mm required 3 months PITIA reserves. And the final 1003 reflects the borrower's assets, however, to verify and calculate these assets, please provide the borrower's bank statements. Exception Remains.

Seller Comment (2025-10-07): Please see the attached response from the underwriter and advise.

																			10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15691031	34597285			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received borrowers asset documents, verified and updated the details. Available funds are sufficient for closing and reserves. Exception Cleared. Seller Comment (2025-10-09): Please see the attached asset statements	10/10/2025			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15691031	34597286			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received borrowers asset documents, verified and updated the details. Available funds are sufficient for closing and reserves. Exception Cleared.	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12885220	34952387			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.	xxxyyyxxx					Reviewer Comment (2025-11-17): Received title commitment document for subject property, verified and updated the details. Exception Cleared. Seller Comment (2025-11-14): 11/14 RF please see attached please clear thank you	11/17/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34499851			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.	xxxyyyxxx	File is missing a copy of Initial Rate Lock Date document.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received rate lock document dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-10-01): Initial Rate Lock Document Seller Comment (2025-10-01): Please see Gift Letter and source of funds Seller Comment (2025-10-01): Please see attached Initial Rate Lock.	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34499936			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification field review was delivered to borrower was not provided.	xxxyyyxxx						09/25/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34499937			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	xxxyyyxxx						09/25/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515630			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	xxxyyyxxx	Missing source of funds and evidence of receipt for Gift funds in the amount of $XXXX.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Available funds are sufficient for closing and reserves. Exception Cleared.	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515631			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	xxxyyyxxx	Earnest money deposit of $20,000 originates from source other than the borrower, however the gift letter is not provided.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Exception Cleared. Seller Comment (2025-10-01): Please see gift letter for $20,000	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515642			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Verified liquid assets in the amount of $57,102.07 are insufficient to meet cash to close of $XXXX. Due to gift funds not being adequately documented.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Exception Cleared. Seller Comment (2025-10-01): received gift funds	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515643			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	xxxyyyxxx	Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $1,285.00.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Exception Cleared. Seller Comment (2025-10-01): Please see Gift Documentation for verification of funds. Seller Comment (2025-10-01): gift letter	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515644			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	xxxyyyxxx	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Exception Cleared.	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515645			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared. Due to assets not being adequately documented.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Available funds are sufficient for closing and reserves. Exception Cleared. Seller Comment (2025-10-01): Please see Gift Documentation for verification of funds.	10/02/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10404043	34515646			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing the Asset guideline components, the loan is at QM risk.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Gift fund documents Gift letter, deposit receipt and wire confirmation amount of $260,000, $20,000. the same has been considered. Available funds are sufficient for closing and reserves. Exception Cleared. Seller Comment (2025-10-01): Please see Gift Documentation for verification of funds.	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16920148	34475620			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-09-23): XXXXX received initial CD dated 08/29. Seller Comment (2025-09-23): TF 9/23 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 8/29 and consented to it on 8/29. This meets the 3 business days before the closing date of 9/5.	09/23/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16920148	34475621			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $92.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $92.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-16): Sufficient Cure Provided At Closing	xxxyyyxxx	09/16/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16920148	34475622			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.	xxxyyyxxx			Reviewer Comment (2025-10-09): Seller provided Letter of Explanation (D0892), Proof of Delivery (D0897, delivered XX/XX/XX), and Re-opened Rescission using the correct model form (D0894). Exception cured. Seller Comment (2025-10-06): CT 10/6: Please see the attached remediation with proof of delivery //	xxxyyyxxx	10/09/2025		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16920148	34475652			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/22/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10554885	34595456			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	xxxyyyxxx							09/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17886650	34519285			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/29/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17886650	34519495			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $114.25 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold.	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $114.25 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold.	xxxyyyxxx
Reviewer Comment (2025-12-03): Based on document 449 and 458 when compared to PCCD, I am comfortable clearing the TOP exception.

Seller Comment (2025-12-03): The borrower was not charged for credit report fee. The PCCD with the fee in wrong column was an error. This was corrected with another PCCD to correctly redisclose. Title does not have a final settlement statement, their company doesnt use them. However they have provided their signature of approval that the CD provided was true and certified by title. Also, I will now attached the disbursement ledger that title provided us, the top item on page 1 of it shows the wire of funds that borrower brought to closing was $5993.96. This balances to the CD at closing with borrowers cash to close showing $5993.96 that does not include charge for a credit report. I will reupload that CD now for reference as well. There is nothing else we can provide that shows this didnt happen. We will give a lender attestation as well if needed.

Reviewer Comment (2025-11-26): XXXXX re-received the Final CD issued 9-XX-25.  XXXXX did not receive the requested Final Settlement Statement which would confirm the credit report was paid by other.  Credit Report reflects $228.50 paid by other on 9-XX-25 Final CD, but was updated to $114.25 paid by borrower on the 9-XX-25 PCCD.  Since the PCCD reflects the borrower paying, the Section D total increased and the TOP was underdisclosed by $114.25 (the added borrower credit report fee)   If this fee was not paid by borrower and was paid by other, we would require a Corrected CD, LOE to borrower correcting the fee and a copy of a signed Final Settlement Statement that matches that borrower was not charged fee.

Seller Comment (2025-11-25): Please see the attached true and certified statement provided by the title agent.

Reviewer Comment (2025-11-21): Please provide a copy of the final settlement statement for review and verification of amounts.

Seller Comment (2025-11-19): Please see the attached Letter of Explanation, Corrected Closing Disclosure, and proof of delivery which shows the credit report was POC by the broker without reimbursement.

Reviewer Comment (2025-11-12): Fees increased on 9-18-25 Corrected CD from the Final CD in Section D which TOP calculation reflects at closing the Final CD was then underdisclosed and cure would be due to borrower.  TOP was underdisclosed $114.25.  Cure with Corrected CD, LOE to borrower for $114.25, proof of mailing and proof of reopenign of rescission as this is a material disclosure violation on a rescindable transaction.

Seller Comment (2025-11-11): Disagree - the PCCD provided by our Post-Closing team incorrect changed the credit report fee to paid by borrower at closing, however this was POC by the broker and they requested no reimbursement.

																			12/03/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)
																																						C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10977929	34581416			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.	xxxyyyxxx			Reviewer Comment (2025-10-23): Seller provided the following: Letter of Explanation (D0386), Proof of Delivery (D0393 - delivered XX/XX/XX), and Re-open Rescission using the correct model form (D0387,D0389). Exception cured. Seller Comment (2025-10-21): Please see the attached Letter of Explanation, Corrected Right to Cancel, Final Closing Disclosure, and proof of delivery.	xxxyyyxxx	10/23/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11613638	34624542			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-14): XXXXX received initial CD dated 09/11. Seller Comment (2025-10-13): TF XX/XX/XX.	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10486351	34530724			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/29/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12467367	34319977			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $500.00 on LE but disclosed as $665.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $165.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-09): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-09-08): Appraisal Fee was cured on final CD as lender Credit. See COC prior to final CD.	09/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12467367	34319978			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Survey Fee was not disclosed on LE but disclosed as $400.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $400.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-09): XXXXX received email confirmation for title required survey. Seller Comment (2025-09-08): Survey Fee Attestation	09/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12467367	34391633			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing	xxxyyyxxx	09/09/2025		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10818672	34519903			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/26/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10818672	34519904			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/26/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10818672	34520446			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $150.00 on LE but disclosed as $875.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, however evidence of cure in file in the amount of $725.00	xxxyyyxxx			Reviewer Comment (2025-09-22): Sufficient Cure Provided At Closing	xxxyyyxxx	09/22/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10818672	34520480			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided	xxxyyyxxx	File is missing a copy of Security Instrument document.	xxxyyyxxx			Reviewer Comment (2025-09-29): Received Security Instrument document for subject property, verified and updated the details. Exception Cleared. Seller Comment (2025-09-29): Please see Security Instrument.	09/29/2025			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10387146	34684074			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/13/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15307100	34640525			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/08/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15307100	34640534			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/08/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18926409	34590882			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/02/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18926409	34590947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,360.47 exceeds tolerance of $-3,250.80. Insufficient or no cure was provided to the borrower.	Lender Credit Fee was last disclosed as $$-3,250.80 on LE but disclosed as $-2,360.47 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $890.33 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-13): XXXXX received valid rate lock document Seller Comment (2025-10-09): On 9/XX there was a 3 day lock extension added to the file which caused there to be an adjustment to the price which decreased the credit for the rate. On Wholesale loans lock actions are acceptable changes in circumstance. A Closing Disclosure went out to the borrower on the same day. Please see the attached Closing Disclosure and Lock Confirmation.	10/13/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18926409	34590948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $5,027.21 exceeds tolerance of $5,027.20. $0.01 over legal limit. Insufficient or no cure was provided to the borrower.	Loan Origination Fee was last disclosed as $5,027.20 on LE but disclosed as $5,027.21 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.01 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-28): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-10-27): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, and proof of delivery.	xxxyyyxxx	10/28/2025		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15334847	34863416			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file	xxxyyyxxx			Reviewer Comment (2025-11-07): XXXXX received CD dated XX/XX/XX Seller Comment (2025-11-06): TF 11/6 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 9/XX and consented to it on 9/XX. This meets the 3 business days before the closing date of 10/XX.	11/07/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17254056	34702319			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/14/2025	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17254056	34702320			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx			Reviewer Comment (2025-10-23): Client elects to waive Reviewer Comment (2025-10-20): Client to review. Seller Comment (2025-10-15): TF 10/XX Disagree - Our Contract states that XXXXX will buy HPML as long as all the requirements were met as they were on this loan. Please see the attached documents which shows the borrower received the Appraisal on 9.XX	xxxyyyxxx		10/23/2025	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17254056	34702340			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	xxxyyyxxx	Missing letter from company's CPA providing a statement indicating withdrawal of the funds will not negatively impact the business OR meet XXXXX guidance for cash flow analysis.	xxxyyyxxx
Reviewer Comment (2025-11-06): Received EMD deposit receipt from seller Canyon point construction, also provided source of documentation for the same, verified and updated the details. available funds are sufficient for closing requirements. Exception Cleared.

Seller Comment (2025-11-05): 11/5 tm: Income from the borrower's K-1 business, XXXXl Corporation are not being used to qualify, only Schedule C income is being used. This means the borrower can use all funds from the account without verification it will not negatively impact the business. The K-1 was provided to show they are 100% owner of the business.

																			11/06/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17254056	34702425			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Verified liquid assets in the amount of $9,359.78 are insufficient to meet cash to close of $XXXX. Final 1008 reflects $XXXX verified, however, asset document is unavailable.	xxxyyyxxx			Reviewer Comment (2025-11-06): Received EMD deposit receipt from seller Canyon point construction, also provided source of documentation for the same, verified and updated the details. available funds are sufficient for closing requirements. Exception Cleared. Seller Comment (2025-11-05): 11/5 tm: A total EMD of 365,008.99 was paid. Please see attached receipt. The statements showing these funds were already provided and the withdrawals were highlighted in red on the statements.	11/06/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13241810	34657878			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/10/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34638855			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003	xxxyyyxxx	Final 1003 document is missing from file.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received sign and dated final 1003 for subject loan, verified and updated the details. Exception Cleared. Seller Comment (2025-10-10): 10/10 NR: Please see attached.	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34638856			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided	xxxyyyxxx	Final 1008 or Approval document is missing from File.	xxxyyyxxx			Reviewer Comment (2025-10-14): Received Approval document for the subject property verified and updated the details, Exception Cleared. Seller Comment (2025-10-13): 10/13 NR: Please see attached.	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34638862			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	xxxyyyxxx	Revocable trust rider document is missing from file.	xxxyyyxxx			Reviewer Comment (2025-10-14): Received Revocable trust rider document, verified and updated the details. Exception cleared. Seller Comment (2025-10-13): 10/13 NR: Please see attached.	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34638868			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/09/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34638871			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.	xxxyyyxxx	Inital Rate lock Document is missing from file	xxxyyyxxx			Reviewer Comment (2025-10-10): Received rate lock document dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-10-10): Please see attached Lock Confirmation	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639062			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	xxxyyyxxx			Reviewer Comment (2025-10-16): Client elects to waive. Reviewer Comment (2025-10-11): Exception is for missing Right to Receive Copy of Appraisal disclosure. Disclosure not yet received. Exception remains. Seller Comment (2025-10-10): Please see attached.	xxxyyyxxx		10/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term	Good faith redisclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639063			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/09/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639064			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing	xxxyyyxxx						10/09/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639065			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XX/XX/XX used as disbursement date for compliance testing.	File is missing the docment which contains the detail for Disbursment date (CD/CLosing statement/ HUD1/Loan disbursement). Please provide the missing documents.	xxxyyyxxx			Reviewer Comment (2025-10-16): Client elects to waive.	xxxyyyxxx		10/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639067			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Status Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.	Closing Disclosure Document is missing in the file	xxxyyyxxx			Reviewer Comment (2025-10-17): XXXXX received CD and LE. Seller Comment (2025-10-16): CT 10/15: Please see the attached //	10/17/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639068			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 XXXXX be required.	Loan Estimate Document is missing in the file.	xxxyyyxxx			Reviewer Comment (2025-10-16): XXXXX received LE dated XX/XX/XX Seller Comment (2025-10-16): CT 10/15: Please see the attached // Reviewer Comment (2025-10-11): Exception is for missing LE. LE not yet received. Exception remains. Seller Comment (2025-10-10): Included Fees - Bona Fide Points = Total Fees / Total Loan Amount (Amount Financed) = Total Fees Percentage XXXX%	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34639069			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.	xxxyyyxxx			Reviewer Comment (2025-11-04): Received RTC. Exception cleared. Seller Comment (2025-11-04): Please see attached Reviewer Comment (2025-10-22): The issue is that the RTC was not provided in the file. Please provide the RTC. Exception remains. Seller Comment (2025-10-22): Please see the attached Final Settlement Statement which shows the funds disbursed after the rescission period ended.	11/04/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34677198			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided	xxxyyyxxx	Missing AUS.	xxxyyyxxx			Reviewer Comment (2025-10-20): Received AUS. Exception cleared. Seller Comment (2025-10-20): 10/20 NR: Please see attached.	10/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11397296	34764552			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	xxxyyyxxx			Reviewer Comment (2025-10-22): Received final closing disclosure document for subject property, verified and updated the details. Exception Cleared. Seller Comment (2025-10-21): XX/XX/XX - KJ: Please see the attached final closing disclosure reflected a cash to close requirement of $16,203.80	10/22/2025			1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17556791	34723118			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/16/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17556791	34723155			Compliance	Compliance	State Compliance	State Defect	XXXXX SB 1894	XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	xxxyyyxxx				Reviewer Comment (2025-11-06): Disclosure received, exception cleared. Seller Comment (2025-11-04): Please see attached IL Cert	11/06/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14299740	34835256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-03): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-31): CT 10/31: Please see the attached //	11/03/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11118800	34365035			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/11/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11118800	34365037			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $500.00 on LE but disclosed as $600.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-09-17): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2025-09-16): refund check Reviewer Comment (2025-09-15): XXXXX received corrected PCCD, LOE and shipping label. However, copy of refund check to borrower was not located in trailing documents. Also, XXXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing and copy of refund check is required to borrower to complete remediation. Seller Comment (2025-09-12): LOX/PCCD/Shipping label for cure of $100 due to appraisal fee increase	xxxyyyxxx	09/17/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11244384	34530749			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13433284	34854002			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13433284	34854106			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13433284	34854107			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13433284	34854108			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13433284	34854110			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $910.00 exceeds tolerance of $760.00. Sufficient or excess cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $760.00 on LE but disclosed as $910.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-10-30): Sufficient Cure Provided within 60 Days of Closing	xxxyyyxxx	10/30/2025		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17605316	34540666			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	xxxyyyxxx			Reviewer Comment (2025-10-08): Client elects to waive Seller Comment (2025-10-03): The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.	xxxyyyxxx		10/08/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17605316	34540668			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-09-24): Sufficient Cure Provided At Closing	xxxyyyxxx	09/24/2025		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16708059	34641146			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/08/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16708059	34641147			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/08/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16708059	34641672			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $0.00. $850.00 over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $0.0 on LE but disclosed as $850.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $850.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-10-14): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (2025-10-13): There is already a lender credit on section J for the coverage of the additional appraisal - suspense is invalid

Reviewer Comment (2025-10-13): XXXXX Appraisal fee (Additional report) $850 added on CD dated XX/XX/XX it is shown as paid by borrower. Provide Valid COC for the Appraisal fee (Additional report) $850 added on CD dated 09/24 or provide cure docs.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-10-09): The initial LE disclosed on 9/5 absolutely has an $850.00 appraisal fee disclosed in section b, please waive suspense.

																			10/14/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19002782	34700396			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/14/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19002782	34700509			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-11-04): XXXXX received initial CD. Seller Comment (2025-11-04): Please see attached XX CD Reviewer Comment (2025-10-15): XXXXX received disclosure tracking for the XX CD. Please provide the XX CD as it is not located in file. Seller Comment (2025-10-15): TF 10/15 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX.	11/04/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19002782	34700510			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $34.40due to increase of recording fee. Evidence of cure in file in the amount of $34.40.	xxxyyyxxx			Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	xxxyyyxxx	10/10/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18391372	34747070			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	xxxyyyxxx	Large unsourced deposit of $XXXX was not included in assets.	xxxyyyxxx			Reviewer Comment (2025-10-29): Received settlement statement for sale of REO XXX the amount of $XXX (large deposit), verified and updated the details. Available funds are sufficient for closing and reserves. Exception Cleared. Seller Comment (2025-10-28): 10/28 tm: Proceeds from sale of REO	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18391372	34747072			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Large unsourced deposit of $176120.24 was not included in assets.	xxxyyyxxx			Reviewer Comment (2025-10-29): Received settlement statement for sale of REO XXX the amount of $XXX (large deposit), verified and updated the details. Available funds are sufficient for closing and reserves. Exception Cleared. Seller Comment (2025-10-28): 10/28 tm: Proceeds from sale of REO	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783157			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783173			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783174			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783176			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-27): XXXXX received initial CD. Seller Comment (2025-10-27): TF XX/XX/XX and consented to it on 9/24. This meets the 3 business days before the closing date of 10/9.	10/27/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783191			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,688.32 exceeds tolerance of $-15,464.00. Insufficient or no cure was provided to the borrower.	Lender Credit was last disclosed as $-7,688.32 on LE but disclosed as $-15,464.00.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-27): XXXXX received a valid COC. Seller Comment (2025-10-27): TF XX/XX/XX there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Closing Disclosure went out to the Borrower on the same day. Final Cost to the Borrower of XXX% or -$7,688.32. Please see attached lock confirmation and Closing Disclosure.	10/27/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34783192			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.00 exceeds tolerance of $150.00. $18.00 over legal limit. Insufficient or no cure was provided to the borrower.	Credit Report fee was last disclosed as $150.00 on LE but disclosed as $168.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $18.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-10-27): TF 10/27 Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Credit Report.	10/27/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19479389	34809464			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-10-27): Sufficient Cure Provided At Closing	xxxyyyxxx	10/27/2025		1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787978			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787981			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787983			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787985			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787987			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34787988			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34788012			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10481551	34807234			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-10-27): Sufficient Cure Provided At Closing	xxxyyyxxx	10/27/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11279691	34785766			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11279691	34785770			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX received 09/XX CD received 3 business days prior to consummation. Seller Comment (2025-10-28): TF XX/XX/XX.	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11279691	34785778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,919.43 exceeds tolerance of $-3,225.00. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$3,225.00 on LE but disclosed as -$2,919.43 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $305.57, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX Received CD dated 09/18 along with revised COC. Seller Comment (2025-10-28): TF 10/28 Disagree: There was a Appraisal Value change on 09.18 that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed from XXX% making the final cost adjust as well. Final price went from -0.291% or $-XXXX.	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11279691	34785799			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/27/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13263211	34589960			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-10-20): XXXXX received disclosure tracking for the 09/17 CD. Seller Comment (2025-10-17): (XXXXX) THE ESIGN SHOW CD BEING RECIEVED ON XXX Reviewer Comment (2025-10-07): XXXXX received CD dated XX/XX/XX without receipt and provided esign document indicates that pre closing CD sent on XX/XX/XX. XXX is day 1, XXX is day 2. Please provide documentation if the CD was receivedXXX (day 3) or earlier for review. Seller Comment (2025-10-06): (XXXXX) Have uploaded the cd dated 17th and esign proof of getting it	10/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14739218	34698867			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/14/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14739218	34698910			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	xxxyyyxxx	The file was missing a copy of the paystub for employment XXXXX.	xxxyyyxxx			Reviewer Comment (2025-10-16): Received recent paystubs for borrower XXX verified and updated the details. Exception Cleared. Seller Comment (2025-10-15): XXX Paystubs	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14739218	34698948			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-10-16): Received recent paystubs for borrower XXX verified and updated the details. Exception Cleared. Seller Comment (2025-10-15): XXXXX APOR and ATR/QM reflect pass	10/16/2025			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14739218	34698949			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.	xxxyyyxxx			Reviewer Comment (2025-10-16): Received recent paystubs for borrower Andrea Matthews employment Astria Therapeutics Inc. verified and updated the details. Exception Cleared.	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17083387	34797484			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $910.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $910.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-10-24): Sufficient Cure Provided At Closing	xxxyyyxxx	10/24/2025		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13202046	34687314			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-sign Consent Agreement is missing	xxxyyyxxx			Reviewer Comment (2025-10-15): Received E-sign Consent Agreement dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-10-15): Hello. Please see the attached E-Consent. Thank you.	10/15/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16758475	34911582			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-11-10): XXXXX received XX/XX/XX CD received 3 business days prior to consummation. Seller Comment (2025-11-10): LI 11/XX Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 10/XX and consented to it on 10/XX. This meets the 3 business days before the closing date of 10/XX	11/10/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16758475	34911583			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-195.00 exceeds tolerance of $-1,245.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-195.00 exceeds tolerance of $-1,245.00. Insufficient or no cure was provided to the borrower.	xxxyyyxxx			Reviewer Comment (2025-11-10): XXXXX Received revised loan estimate dated XX/XX/XX along with rate lock. Seller Comment (2025-11-10): LI 11/10 there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Loan Estimate went out to the Borrower on the same day. Final Cost to the Borrower of XXX. Please see attached lock confirmation and Loan estimate	11/10/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16758475	34911622			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/07/2025	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16299988	34662563			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $49.32 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $200.00 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX)	xxxyyyxxx
Reviewer Comment (2025-12-04): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-12-04): XXXXX received rebuttal that a refund was provided in a previous response when loan was post-closed and refund would not reflect on FSS as the need for refund was due to way loan funded & disclosed.  However, documentation in file does not reflect borrower was cured for the Finance Charge underdisclosure post closing.  Final CD & PCCD's all reflect only a $100 cure which was related to the appraisal fee tolerance violation which is not related to the finance charge underdisclosure.  The Final CD disclosed the Finance Charge as $1,071,859.68, but the calculated Finance charge is $1,071,909.00 (which was updated on the PCCD's to match and confirms the Final CD was incorrectly disclosed & underdisclosed the $49.32.  As noted Final settlement statement does not reflect this cure.  Please provide Corrected CD, LOE to borrower, copy of cure refund of $49.32 for total underdisclosure, proof of mailing and proof of reopening of rescission to all consumers.  PLEASE NOTE YOU HAVE ONLY 4 DAYS TO CURE THIS TO MEET THE 60 DAY FROM DISCOVERY CURE REQUIREMENTS.

Seller Comment (2025-12-03): A refund was provided for this in a previous response when the loan was post-closed. This refund would not reflect on the final settlement statement, as the need for the refund was due to the way the loan was funded and disclosed.

Reviewer Comment (2025-12-02): After review and adjustment, the finance charge remains under disclosed in the amount of $49.32.  Final Settlement Statement in Loan file is incomplete.

Reviewer Comment (2025-12-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $878,733.37 is over disclosed by $200.00 compared to the calculated Amount Financed of $878,533.37 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/XX/XX)

Buyer Comment (2025-12-02): GS will not waive L3 compliance findings

Seller Comment (2025-12-02): "LL 12/2 Disagree - there was no Prepaid interest charged to the borrower please see the attached final Settlement Statement. Financed fees are $1,315.95 and include the following: Prepaid Finance Charge = Tax Service 85.00, Flood Certification 8.00, Electronic Registration (mers) Fee 24.95, Title - Settlement Or Closing Fee 775.00, Title - Mobile Notary Fee (travel-not Notarize) 400.00, Title - Recording Fee 23.00, Prepaid Interest 0.00."

Seller Comment (2025-12-02): Disagree - there was no Prepaid interest charged to the borrower please see the attached final Settlement Statement. Financed fees are $1,315.95 and include the following: Prepaid Finance Charge = Tax Service  85.00, Flood Certification  8.00, Electronic Registration (mers) Fee  24.95, Title - Settlement Or Closing Fee  775.00, Title - Mobile Notary Fee (travel-not Notarize)  400.00, Title - Recording Fee  23.00, Prepaid Interest  0.00.

Reviewer Comment (2025-11-25): Final Finance charge at closing on 9/23 is $1,071,859.68.  Final PCCD Finance charge is 1,072,059.68.  The difference is $200.  Fees counted as finance charges are, Flood - $8, MERS - $24.95, Interest - $150.68, Tax Service - $85, Title - Recording Service - $23, Title - Settlement Fee - $775 and Title Signing Fee - $400.

Seller Comment (2025-11-25): LL 11/25 Disagree - the signed final CD disclosed the Finance Charge at $1,071,859.68. The Finance Charge on the corrected documents is $1,071,909.00 which is a difference of $49.32. Please see the attached Final CD.

Reviewer Comment (2025-11-18): XXXXX received Corrected CD, LOE to borrower, copy of cure refund for $49.32, proof of mailing and copies of unexecuted RTC's.  However, the underdisclosure on the Finance charege underdisclosure was for $$200.  The cure refund is short and as such the material Disclosures have not yet been corrected and reopening of rescission cannot occur until borrower is provided with accurate material disclosures.  Please provide the following to cure: Corrected CD, LOE to borrower explaining the cure on this violation, copy of cure refund check for shortgage $150.68, proof of mailing and proof of reopening rescission to all consumers.

Seller Comment (2025-11-18): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, Corrected Right to Cancel, and proof of delivery.

																			xxxyyyxxx	12/04/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16299988	34662564			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $49.32 compared to the calculated Finance Charge of $XXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXX. Calculated finance charge is $XXXX. Variance of $200.00. Based on review of Lender's compliance report, $200 fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	xxxyyyxxx
Reviewer Comment (2025-12-04): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-12-04): XXXXX received rebuttal that a refund was provided in a previous response when loan was post-closed and refund would not reflect on FSS as the need for refund was due to way loan funded & disclosed.  However, documentation in file does not reflect borrower was cured for the Finance Charge underdisclosure post closing.  Final CD & PCCD's all reflect only a $100 cure which was related to the appraisal fee tolerance violation which is not related to the finance charge underdisclosure.  The Final CD disclosed the Finance Charge as $XXXX, but the calculated Finance charge is $XXXX (which was updated on the PCCD's to match and confirms the Final CD was incorrectly disclosed & underdisclosed the $49.32.  As noted Final settlement statement does not reflect this cure.  Please provide Corrected CD, LOE to borrower, copy of cure refund of $49.32 for total underdisclosure, proof of mailing and proof of reopening of rescission to all consumers.  PLEASE NOTE YOU HAVE ONLY 4 DAYS TO CURE THIS TO MEET THE 60 DAY FROM DISCOVERY CURE REQUIREMENTS.

Seller Comment (2025-12-03): A refund was provided for this in a previous response when the loan was post-closed. This refund would not reflect on the final settlement statement, as the need for the refund was due to the way the loan was funded and disclosed.

Reviewer Comment (2025-12-02): After review and adjustment, the finance charge remains under disclosed in the amount of $49.32.  Final Settlement Statement in Loan file is incomplete.

Reviewer Comment (2025-12-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $200.00 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/XX/XX)

Seller Comment (2025-12-02): LL 12/2 Disagree - there was no Prepaid interest charged to the borrower please see the attached final Settlement Statement. Financed fees are $1,315.95 and include the following: Prepaid Finance Charge = Tax Service 85.00, Flood Certification 8.00, Electronic Registration (mers) Fee 24.95, Title - Settlement Or Closing Fee 775.00, Title - Mobile Notary Fee (travel-not Notarize) 400.00, Title - Recording Fee 23.00, Prepaid Interest 0.00.

Reviewer Comment (2025-11-25): Final Finance charge at closing on 9/XX is XXX.  Final PCCD Finance charge is XXX  The difference is $200.  Fees counted as finance charges are, Flood - $8, MERS - $24.95, Interest - $150.68, Tax Service - $85, Title - Recording Service - $23, Title - Settlement Fee - $775 and Title Signing Fee - $400.

Seller Comment (2025-11-25): Disagree - the signed final CD disclosed the Finance Charge at $XXX The Finance Charge on the corrected documents is $XXX which is a difference of $49.32. Please see the attached Final CD.

Reviewer Comment (2025-11-18): XXXXX received Corrected CD, LOE to borrower, copy of cure refund for $49.32, proof of mailing and copies of unexecuted RTC's.  However, the underdisclosure on the Finance charege underdisclosure was for $$200.  The cure refund is short and as such the material Disclosures have not yet been corrected and reopening of rescission cannot occur until borrower is provided with accurate material disclosures.  Please provide the following to cure: Corrected CD, LOE to borrower explaining the cure on this violation, copy of cure refund check for shortgage $150.68, proof of mailing and proof of reopening rescission to all consumers.

Seller Comment (2025-11-18): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, Corrected Right to Cancel, and proof of delivery.

																			xxxyyyxxx	12/04/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16299988	34662566			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. Sufficient cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-10-07): Sufficient Cure Provided At Closing	xxxyyyxxx	10/07/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16299988	34662567			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.	xxxyyyxxx			Reviewer Comment (2025-11-18): Received Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. Exception cured. Seller Comment (2025-11-18): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, Corrected Right to Cancel, and proof of delivery. Reviewer Comment (2025-10-16): Please provide a PCCD to update the disbursement date. Seller Comment (2025-10-14): Please see the attached final Settlement Statement showing that the disbursement date was after the rescission period expired.	xxxyyyxxx	11/18/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19828812	34636687			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/08/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19828812	34636688			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.	xxxyyyxxx			Reviewer Comment (2025-10-13): XXXXX received disclosure summary for initial LE.	10/13/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10128880	34673199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,329.40 exceeds tolerance of $2,399.00. $930.40 over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $2,399.00 on LE but disclosed as $3,329.40 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $930.40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-10-24): XXXXX received valid COC document

Seller Comment (2025-10-23): please review all emails from Closing Team Lead

Reviewer Comment (2025-10-17): XXXXX agreed that the COC dated XX/XX/XX already uploaded in the trailing image. But it does not give sufficient information on what impacts and why the pricing weas changed to increase the discount point fee. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2025-10-16): 2nd time uploaded - first time was on 10/XX - please read and also please see the COC CD as well uploaded 10/XX

Reviewer Comment (2025-10-15): XXXXX received rate lock dated 9/XX/XX/XX25 for $3329.40. Kindly provide a valid COC for the fee increased or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-10-14): It is a Valid COC - see uploaded updated lock from 9/XX.

Reviewer Comment (2025-10-14): XXXXX received Changed Circumstance dated XX/XX/XX25,  but it does not give sufficient information on why the loan discount fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-10-13): COC CD for this fee prior to closing

																			10/24/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10128880	34673269			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-sign Consent Agreement is missing in file.	xxxyyyxxx			Reviewer Comment (2025-10-14): XXXXX received e-consent agreement. Seller Comment (2025-10-13): econsent	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19963239	34773097			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19963239	34773115			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-27): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-24): TF 10/XX Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 10/XX and consented to it on 10/XX. This meets the 3 business days before the closing date of 10/XX.	10/27/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19963239	34773130			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $125.00 plus 10% or $137.50. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $137.50 due to increase in Second Appraisal Fee. However, file does contain the sufficient Cure in the amount of $505.20.	xxxyyyxxx			Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing	xxxyyyxxx	10/21/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19963239	34773131			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $292.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $292.70 due to increase in Second Appraisal Fee. However, file does contain the sufficient Cure in the amount of $505.20.	xxxyyyxxx			Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing	xxxyyyxxx	10/21/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10558060	34702555			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final Closing Disclosed monthly escrow payment as $2,592.67, Monthly Escrow amount is $2,999.34.	xxxyyyxxx			Reviewer Comment (2025-10-23): Client elects to waive	xxxyyyxxx		10/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10558060	34702556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2976397).	xxxyyyxxx			Reviewer Comment (2025-11-12): Cured prior to discovery. Seller Comment (2025-11-11): Please see attached Reviewer Comment (2025-11-05): Loan file does not appear to support escrow and non-escrow calculations. Please provide documentation of calculation and any supporting data required. Seller Comment (2025-11-04): The $250 (Insurance) + $2,251.99 (Taxes) + $250 (HOA Dues) = $2,845.67; which matches the CD. The HOA Dues are not escrowed making the total on pg.4 $2,595.67 is accurate.	xxxyyyxxx	11/12/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10558060	34702557			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/XX).	xxxyyyxxx			Reviewer Comment (2025-11-12): Cured prior to discovery. Seller Comment (2025-11-11): Please see attached Reviewer Comment (2025-11-05): Loan file does not appear to support escrow and non-escrow calculations. Please provide documentation of calculation and any supporting data required. Seller Comment (2025-11-04): The $250 (Insurance) + $2,251.99 (Taxes) + $250 (HOA Dues) = $2,845.67; which matches the CD. The HOA Dues are not escrowed making the total on pg.4 $2,595.67 is accurate.	xxxyyyxxx	11/12/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10558060	34702564			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/14/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14980857	34581651			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/01/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14980857	34600296			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/01/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10549384	34810795			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-03): XXXXX received 10/02 CD received 3 business days prior to consummation. Seller Comment (2025-10-31): CT 10/31: Please see the attached //	11/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10549384	34810796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-2,698.00. Insufficient or no cure was provided to the borrower.	Lender Credit Fee was last disclosed as -$2,698.00 on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $2,698.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-03): XXXXX Received rate lock dated XX/XX/XX25 along with CD. Seller Comment (2025-10-31): TF XX/XX/XX there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Closing Disclosure went out to the Borrower on the same day. Final Cost to the Borrower of 0.423% or $7,169.85. Please see attached lock confirmation and Closing Disclosure.	11/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721104			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX did not disclose whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX did not disclose whether the loan will have an escrow account.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-1-25 CD Seller Comment (2025-11-04): Please see attached.	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721105			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-1-25 CD Seller Comment (2025-11-04): Please see attached. Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction. Please provide Complete CD for review. Seller Comment (2025-10-17): TF 10/17 Please see attached Final Wet signed Borrower Closing Disclosure from the day of closing	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase
Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)
																																						C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721106			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan contains Negative Amortization.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan contains Negative Amortization.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-1-25 CXXXXX received completed 10-XX-25 CDD Seller Comment (2025-11-04): Please see attached. Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction. Please provide Complete CD for review. Seller Comment (2025-10-17): TF 10/XX Please see attached Final Wet signed Borrower Closing Disclosure from the day of closing	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721107			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-1-25 CD Seller Comment (2025-11-04): Please see attached. Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction. Please provide Complete CD for review. Seller Comment (2025-10-17): TF XX Please see attached Final Wet signed Borrower Closing Disclosure from the day of closing	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721108			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XXXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed	Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-XX CD Reviewer Comment (2025-11-04): XXXXX Final CD dated 10/XX/XX/XX. Seller Comment (2025-11-04): Please see attached. Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction. Please provide Complete CD for review. Seller Comment (2025-10-17): TF 10/17 Please see attached Final Wet signed Borrower Closing Disclosure from the day of closing Reviewer Comment (2025-10-16): Page 4 of CD is missing from file.	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721109			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	xxxyyyxxx			Reviewer Comment (2025-11-05): XXXXX received completed 10-1-25 CD Reviewer Comment (2025-11-04): XXXXX Final CD dated 10/XX/XX/XX. Seller Comment (2025-11-04): Please see attached. Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction. Please provide Complete CD for review. Seller Comment (2025-10-17): TF 10/XX Please see attached Final Wet signed Borrower Closing Disclosure from the day of closing	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721110			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx
Reviewer Comment (2025-11-18): XXXXX received initial CD.

Seller Comment (2025-11-18): Disagree the executed XX/XX CD was provided in trailing documents on last response on XX/XX. Reattaching. Please review.

Reviewer Comment (2025-11-12): XXXXX received rebuttal. However, the file only contains CD dated XX/XX/XX which is not three days prior to closing date XX/XX/XX. Kindly provide initial CD three days prior to closing date in order to clear the exception.

Seller Comment (2025-11-11): Please see 9.9 Closing Disclosure

Reviewer Comment (2025-11-04): CD 10/01 is located in file. Please provide the CD issued to borrower prior to consummation for review or documentation the final CD was provide to borrower 3 business days prior to review.

Seller Comment (2025-11-04): Please see attached.

Reviewer Comment (2025-10-19): Provided trailing CD is not for this transaction.  Please provide Complete CD for review.

Seller Comment (2025-10-17): TF 10/17 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 9/XX and consented to it on 9/XX This meets the 3 business days before the closing date of 10XX.

																			11/18/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12795477	34721112			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-10-14): Sufficient Cure Provided At Closing	xxxyyyxxx	10/14/2025		1	A	A	A	A	A	A	A	A	A	A		TN	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14871138	34732113			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/17/2025	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14871138	34732167			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Qualifying Assets for Closing of $0.00 is less than Cash From Borrower $6,068.39.	xxxyyyxxx			Reviewer Comment (2025-10-21): Recalculated the assets meeting the closing requirement. Verified and updated the details. Exception cleared. Seller Comment (2025-10-20): XX/XX/XX - KJ: Please see attached.	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14871138	34732260			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	xxxyyyxxx						10/17/2025	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13584511	34712156			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/15/2025	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13584511	34712158			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $40.00 plus 10% or $44.00. $36.00 over legal limit. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $36.00 due to increase in fees. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $36.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-03): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	xxxyyyxxx	11/03/2025		2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13584511	34712173			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/15/2025	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13584511	34712257			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-Sign Consent Agreement document missing in file.	xxxyyyxxx			Reviewer Comment (2025-11-03): Received E-Sign Consent Agreement dated XX/XX/XX, verified and updated the details. Exception Cleared.	11/03/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12458511	34530606			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	xxxyyyxxx	The file is missing the verbal verification of employment obtained within ten business days of closing.	xxxyyyxxx			Reviewer Comment (2025-09-30): Received third party verification of employment within 10 business days of note date. Exception Cleared. Seller Comment (2025-09-30): This condition is invalid. VOE is good till XXX. We don't count Sat & Sun. Please re-calculate the days & clear the condition.	09/30/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12458511	34530613			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/29/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12142342	34768917			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19456629	34672812			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/10/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19456629	34674359			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock Agreement not provided.	xxxyyyxxx						10/10/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19456629	34674370			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.	xxxyyyxxx	Initial Rate Lock date not provided.	xxxyyyxxx			Reviewer Comment (2025-10-22): Received rate lock document dated XX/XX/XX, verified and updated the details. Exception Cleared.	10/22/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12807732	34677803			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/13/2025	2	B	B	B	B	B	B	B	B	B	B		DE	Second Home	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13362870	34530939			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/29/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13362870	34530941			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection was last disclosed as $200.00 on LE but disclosed as $$400.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-09-23): Sufficient Cure Provided At Closing	xxxyyyxxx	09/23/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13362870	34530942			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.	xxxyyyxxx
Reviewer Comment (2025-10-10): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii.

Seller Comment (2025-10-10): (XXXXX) Hello, Per the Title Report, the previous lender was XXXX and not XXX, therefore we would not have an available copy of the Note and CD for that transaction. our transaction was paying off an existing construction loan (2xClose) which does not include permanent financing.

Reviewer Comment (2025-10-07): It is unclear whether or not the previous loan included permanent financing. Based on XXXXX's discussion with outside counsel, if the subject transaction refinanced permanent financing, it would be considered a standard refinance as opposed to a residential mortgage transaction and would therefore be subject to rescission. If the borrower was not obligated on permanent financing prior to subject transaction, please provide Note/CD from prior transaction or other evidence that loan being satisfied was the initial construction only and that the borrower was not obligated on an existing permanent phase financing. Otherwise, a refinance of an existing permanent phase Note would make the subject transaction a refinance subject to rescission. Exception remains.

Reviewer Comment (2025-10-07): Loan is a refinance of a primary residence. Right to cancel is required. Exception remains.

Seller Comment (2025-10-02): (XXXXX) Hello, please see attached. Thank you

																			10/10/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11795632	34786111			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $80.00 exceeds tolerance of $0.00. $80.00 over legal limit. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $0.00 on LE but disclosed as $80.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $80.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX received valid COC document	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11795632	34786121			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8.80 exceeds tolerance of $0.00. $8.80 over legal limit. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $0.00 on LE but disclosed as $8.80 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $8.80, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX received valid COC document Seller Comment (2025-10-28): CT 10/28: Please see attached COC and corresponding disclosure. On 10-XX the lock was extended, affecting the LLPA, negative pricing disclosed on the 10-XXX CD	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11795632	34786123			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-600.00 exceeds tolerance of $-650.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-600.00 exceeds tolerance of $-650.00. Insufficient or no cure was provided to the borrower.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX received valid COC document Seller Comment (2025-10-28): CT 10/28: Please see attached COC and corresponding disclosure. On XXX the lock was extended, affecting the LLPA, negative pricing disclosed on the XXX CD	10/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13094248	34612152			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided	xxxyyyxxx	Missing AUS.	xxxyyyxxx			Reviewer Comment (2025-10-03): Received AUS. Exception cleared. Seller Comment (2025-10-03): AUS	10/03/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15030351	34777055			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-28): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-27): TF XX/XX Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX	10/28/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15030351	34777056			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $1,200.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, however evidence of cure in file in the amount of $1,242.00	xxxyyyxxx			Reviewer Comment (2025-10-22): Sufficient Cure Provided At Closing	xxxyyyxxx	10/22/2025		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18173132	34807035			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18173132	34807042			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14519175	34882878			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Tax Extension for the year XXXXX was not provided.	xxxyyyxxx						11/05/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14519175	34882879			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-07): XXXXX received 10/02 CD received 3 business days prior to consummation. Seller Comment (2025-11-06): TF 11/6 Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XX and the mailbox rule was applied. This meets the 7 business days before the closing date of XX.	11/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14519175	34882880			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.	xxxyyyxxx			Reviewer Comment (2025-11-20): Evidence of later disbursement date received. Exception cleared. Seller Comment (2025-11-19): Please see the attached final Settlement Statement showing that the disbursement date was after the rescission period expired.	11/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10187494	34724814			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/16/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10187494	34724815			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of initial rate lock	xxxyyyxxx						10/16/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10187494	34724936			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file is missing a copy of initial rate lock document.	xxxyyyxxx			Reviewer Comment (2025-10-17): Received rate lock document dated XX/XX/XX, verified and updated the details. Exception Cleared. Seller Comment (2025-10-17): lock	10/17/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11506984	34805645			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/29/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11506984	34805647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-10-31): XXXXX received 10/XX CD received 3 business days prior to consummation. Seller Comment (2025-10-30): LI 10/30 Please see the attached initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 10/XX and consented to it on 10/XX. This meets the 3 business days before the closing date of 10XX	10/31/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19409603	34761726			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Seller paid fees on seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.	xxxyyyxxx			Reviewer Comment (2025-10-29): XXXXX received seller cd.	10/29/2025			1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19409603	34761741			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	xxxyyyxxx						10/22/2025	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19409603	34761752			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided	xxxyyyxxx	The file was missing a copy of security instrument subject lien.	xxxyyyxxx			Reviewer Comment (2025-10-23): Received Security Instrument document for subject property, verified and updated the details. Exception Cleared. Seller Comment (2025-10-23): Recorded Deed of Trust is attached!	10/23/2025			1	D	A	D	A	D	A	D	A	D	A		VA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19409603	34796906			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The provided security instrument indicates a notary date of XX/XX/XX.	xxxyyyxxx						10/24/2025	2		B		B		B		B		B		VA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14142962	34700405			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/14/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14142962	34700477			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $10,949.08 XXXXX be required.	Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $10,949.08 XXXXX be required.	xxxyyyxxx			Reviewer Comment (2025-10-21): XXXXX received LEs dates 09/09 and 09/17. Seller Comment (2025-10-20): Initial LE and COC LE.. COC is on the last page.	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14142962	34765997			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-consent is missing in file.	xxxyyyxxx			Reviewer Comment (2025-10-21): Received E-Sign Consent Agreement document verified and updated the details. Exception cleared. Seller Comment (2025-10-21): econsent and cert	10/21/2025			1		A		A		A		A		A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18826298	34702978			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $925.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $750.00 on LE but disclosed as $925.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $175.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	xxxyyyxxx	10/10/2025		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18826298	34702979			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $123.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	xxxyyyxxx	10/10/2025		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10590670	34600503			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/03/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10590670	34630472			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	xxxyyyxxx	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received replacement cost estimate for supporting the current coverage amount. Exception Cleared.	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17189219	34921079			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/10/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17189219	34921081			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-11-11): XXXXX received 09/XX CD 3 business days prior to consummation. Seller Comment (2025-11-11): TF 11/XX Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX.	11/11/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17189219	34921082			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,473.25 exceeds tolerance of $2,376.00. $1,097.25 over legal limit. Insufficient or no cure was provided to the borrower.	Loan Discount Points. Fee was last disclosed as $2376.00 on LE but disclosed as $3473.25 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1097.25 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-11): XXXXX Received revised CD dated 10/15 along with rate lock showing loan relocked. Seller Comment (2025-11-11): TF 11/11 On XX/XX/XX there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Closing Disclosure went out to the Borrower on the same day. Final Cost to the Borrower of XXX% or $XXX. Please see attached lock confirmation and Closing Disclosure.	11/11/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17189219	34921086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. $92.70 over legal limit. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $00.00 on LE but disclosed as $92.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. But cure present in final CD.	xxxyyyxxx			Reviewer Comment (2025-11-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-11-11): TF 11/11 Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal 2 Fee.	11/11/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17189219	34958870			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-11-11): Sufficient Cure Provided At Closing	xxxyyyxxx	11/11/2025		1		A		A		A		A		A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15361272	34625229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $12,106.25 exceeds tolerance of $11,681.25. $425.00 over legal limit. Insufficient or no cure was provided to the borrower.	Loan Originator Compensation was last disclosed as $11,681.25 on LE but disclosed as $12,106.25 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $425.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx
Reviewer Comment (2025-11-12): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-11-11): Please see the attached Letter of Explanation, Corrected Closing Disclosure, Refund Check, and proof of delivery.

Reviewer Comment (2025-10-14): XXXXX received COC dated 9/1XX/XX/XX25 which is not within three days of the change. Kindly provide a valid COC within three days of the change in order to clear the exception or cure due to borrower. Cure documents consist of post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-10-13): TF 10/13 On XX the borrower requested CoC to change the loan amount which caused final pricing to change to XXX and a new CD was disclosed. On XX a Closing disclosure went out to the borrower to redisclose. Please see attached Closing disclosures, rate lock confirmation forms, and Change of Circumstance form.

																			xxxyyyxxx	11/12/2025		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15361272	34625230			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,658.70 exceeds tolerance of $6,425.00. $233.70 over legal limit. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $6,425.00 on LE but disclosed as $6,658.70 on Final Closing Disclosure. Sufficient cure was provided to the borrower at Closing.	xxxyyyxxx
Reviewer Comment (2025-11-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (2025-11-04): Disagree - Cure was already provided for the increase at closing in the amount of $233.75. Previously attached tolerance cure breakdown and final closing disclosure proves this.

Reviewer Comment (2025-10-14): XXXXX received COC dated 9/1XX/XX/XX25 which is not within three days of the change. Kindly provide a valid COC within three days of the change in order to clear the exception or cure due to borrower. Cure documents consist of post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-10-13): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Transfer Tax.

																			11/05/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10104672	34713452			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/15/2025	2	B	B	B	B	B	B	B	B	B	B		DC	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10104672	34713486			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/15/2025	2	B	B	B	B	B	B	B	B	B	B		DC	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19529344	34724374			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		10/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19529344	34729954			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	xxxyyyxxx						10/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10039479	34539510			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17442573	34539638			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17442573	34539679			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx	The file is missing a copy of Insurance Verification for property -XXXXX	xxxyyyxxx			Reviewer Comment (2025-10-03): Received LOX, updated 1003, 1008 and AUS document by updating other monthly payment of $421.66 for REO XXX. Exception Cleared. Seller Comment (2025-10-02): Revised documents Reviewer Comment (2025-10-02): As per final 1003 total other monthly payment was $1,031.58, Received tax certificate document monthly $421.66. Please provide supporting documents to verify the remaining payment of $609.92 for REO #2782 Dark Canyon Road. Exception Remains. Seller Comment (2025-10-01): LOE - REO free and clear	10/03/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17442573	34539700			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .			09/30/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14539723	34860672			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/04/2025	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10810395	34865423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-07): XXXXX received 10/02 CD received 3 business days prior to consummation. Seller Comment (2025-11-06): TF 11/6 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 10/XX and consented to it on 10/XX This meets the 3 business days before the closing date of 10/XX.	11/07/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14315594	34777295			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .			10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14315594	34778051			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14315594	34778052			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18453245	34776059			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX.The file contained a copy of the XXXXX's 1040's and business returns.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18453245	34776060			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	xxxyyyxxx			Reviewer Comment (2025-10-28): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-27): TF 10/27 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 10/XX and consented to it on 10/XX. This meets the 3 business days before the closing date of 10/XX	10/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18161007	34641161			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XX disclosed an inaccurate APR of 7.19500% compared to the actual APR at consummation of 7.42808% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation (7.195%) changed more than the 0.125% threshold compared to the actual/calculated APR at consummation (7.42808%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
															xxxyyyxxx			Reviewer Comment (2025-10-13): XXXXX received interim CD. Seller Comment (2025-10-10): Re-Cd and CiC- Signed 9-19 Reviewer Comment (2025-10-10): XXXXX received 9-XX CD. However, CD did not reflect earlier receipt and mailbox rule is in effect with receipt date of 9-XX which is not 3 business days prior to 9-XX consummation date. Provide proof of earlier receipt. Seller Comment (2025-10-09): Re-CD and CiC	10/13/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18161007	34641162			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	xxxyyyxxx			Reviewer Comment (2025-10-13): XXXXX received interim CD. Seller Comment (2025-10-10): Re-Cd and CiC- Signed 9-XX Reviewer Comment (2025-10-10): XXXXX received 9-XX CD. However, CD did not reflect earlier receipt and mailbox rule is in effect with receipt date of 9-XX which is not 3 business days prior to 9-XX consummation date. Provide proof of earlier receipt. Seller Comment (2025-10-09): Re-CD and CiC	10/13/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15818159	34776916			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15818159	34776935			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-10-28): XXXXX received XX CD received 3 business days prior to consummation. Seller Comment (2025-10-27): TF 10/27 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX.	10/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18432262	34925753			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-12): XXXXX received 10/09 CD received 3 business days prior to consummation. Seller Comment (2025-11-11): TF 11/11 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX.	11/12/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18686280	34794379			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/28/2025	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16885257	34933111			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/11/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15946321	34992211			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/18/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15720688	34952280			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided	xxxyyyxxx						11/13/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15720688	34952281			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided	xxxyyyxxx						11/13/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15720688	34952283			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $150.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-11): Sufficient Cure Provided At Closing	xxxyyyxxx	11/11/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15720688	34952321			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/13/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17550346	34933770			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/11/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14830832	34934109			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $1,025.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $1,025.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-07): Sufficient Cure Provided At Closing	xxxyyyxxx	11/07/2025		1	A	A	A	A	A	A	A	A	A	A		ME	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17458281	35027696			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/24/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13242388	34786040			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						10/27/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13242388	34786067			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	xxxyyyxxx	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	xxxyyyxxx			Reviewer Comment (2025-10-28): Received replacement cost estimate document for supporting the current coverage amount. Exception Cleared. Seller Comment (2025-10-28): RCE	10/28/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15899658	34943690			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $160.00 exceeds tolerance of $150.00. $10.00 over legal limit. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $150.00 on LE but disclosed as $160.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $10.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-14): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-11-13): CT 11/13: A tolerance credit in the amount of $10 for the credit report fee was reflected on the final Closing Disclosure	11/14/2025			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15899658	34943691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $35.09 exceeds tolerance of $0.00. $35.09 over legal limit. Insufficient or no cure was provided to the borrower.	Verification Of Income Fee was last disclosed as $0.00 on LE but disclosed as $35.09 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $35.09, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-14): XXXXX received a valid COC. Seller Comment (2025-11-13): CT 11/13: Please see attached Change in Circumstance form and corresponding disclosure, the underwriter required further information in order to proceed with the transaction	11/14/2025			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15899658	34982862			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $160.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-11-14): Sufficient Cure Provided At Closing	xxxyyyxxx	11/14/2025		1		A		A		A		A		A		NH	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12456990	34863179			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification revised appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/04/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16443606	34918233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-11): XXXXX received 10/20 CD received 3 business days prior to consummation. Seller Comment (2025-11-10): LI 11/10 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX. This meets the 3 business days before the closing date of XX	11/11/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10566017	35072385			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						12/01/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10566017	35072388			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	xxxyyyxxx			Reviewer Comment (2025-12-03): XXXXX received disclosure summary. Seller Comment (2025-12-02): LI 12/2 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX	12/03/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13613335	34925543			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-06): Sufficient Cure Provided At Closing	xxxyyyxxx	11/06/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13613335	34925544			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-06): Sufficient Cure Provided At Closing	xxxyyyxxx	11/06/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13613335	34925663			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-11-12): XXXXX received XX CD received 3 business days prior to consummation. Seller Comment (2025-11-11): TF 11/11 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX. This meets the 3 business days before the closing date of XX.	11/12/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12901881	35023793			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/21/2025	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19448893	34962743			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/14/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19448893	34962745			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,597.64 exceeds tolerance of $-4,980.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,597.64 exceeds tolerance of $-4,980.00. Insufficient or no cure was provided to the borrower.	xxxyyyxxx			Reviewer Comment (2025-11-19): XXXXX received rebuttal comment and rate lock suffice. Seller Comment (2025-11-18): LI 11/18 There was a Loan amount change on XX that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed from -0.8% to -0.75% making the final cost adjust as well. Final price went from XXX.	11/19/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13228580	35040257			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13228580	35040352			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Verified liquid assets in the amount of $36,672.29 are insufficient to meet cash to close of $XXXX. Final 1008 reflects $36,672.29.	xxxyyyxxx			Reviewer Comment (2025-12-04): Received borrower's additional bank statement, verified and updated the details, available funds are sufficient for closing requirements. Exception Cleared. Seller Comment (2025-12-03): 12/3 MM: Please see attached bank statement	12/04/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14515917	35055917			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10476706	35002776			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	xxxyyyxxx					Reviewer Comment (2025-11-28): Received CDA for secondary valuation, verified and updated the details. Exception Cleared. Seller Comment (2025-11-26): XX/XX/XX - KJ: Please see attached. Reviewer Comment (2025-11-21): The provided AVM document is not an acceptable secondary valuation for securitization. Acceptable products are: CDA or Enhanced Desk Review OR Field Review OR A 2nd full appraisal. Exception Remains. Seller Comment (2025-11-20): XX/XX/XX - KJ: Please see the attached AVM from XXX dated XX/XX/XX.	11/28/2025			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Refinance - Rate/Term		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10476706	35003285			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/XX)	xxxyyyxxx			Reviewer Comment (2025-11-21): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-11-20): CT 11/20: Please see the attached //	11/21/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16058301	35027436			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	xxxyyyxxx			Reviewer Comment (2025-11-25): XXXXX received initial CD. Seller Comment (2025-11-25): TF 11/25 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XXX and consented to it on XX. This meets the 3 business days before the closing date of XX.	11/25/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16058301	35027438			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.75 exceeds tolerance of $151.00. Sufficient or excess cure was provided to the borrower at Closing.	$18 lender credit provided to borrower as per final CD	xxxyyyxxx			Reviewer Comment (2025-11-20): Sufficient Cure Provided At Closing	xxxyyyxxx	11/20/2025		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18578111	34891763			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $870.00 exceeds tolerance of $785.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $870.00 exceeds tolerance of $785.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-04): Sufficient Cure Provided At Closing	xxxyyyxxx	11/04/2025		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15038881	35004112			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/19/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15038881	35022976			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	xxxyyyxxx	Calculated Available for Reserves of $3,752.59 is less than AUS Available for Reserves of $8,169.00.	xxxyyyxxx			Reviewer Comment (2025-11-21): Received hazard insurance policy invoice document for POCB, verified and updated the details. Exception Cleared. Seller Comment (2025-11-20): XX/XX/XX - KJ: The borrower's funds to close requirement is $XXX, and an available balance of $XXX was verified via XXX. The reserve requirement of $8169 has been satisfied.	11/21/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19408441	35069622			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $104.00 exceeds tolerance of $89.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-11-25): Sufficient Cure Provided At Closing	xxxyyyxxx	11/25/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19408441	35071947			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		12/01/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15363734	35120672			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $785.46 exceeds tolerance of $780.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $780.00 on LE but disclosed as $785.46 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-28): Sufficient Cure Provided At Closing	xxxyyyxxx	11/28/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14583391	35040749			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $92.00 exceeds tolerance of $46.00 plus 10% or $50.60. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $92.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-21): Sufficient Cure Provided At Closing	xxxyyyxxx	11/21/2025		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16667684	35039321			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13757092	35072525			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		12/01/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12510958	35036414			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17488343	35017171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,829.66 exceeds tolerance of $-3,268.00. Insufficient or no cure was provided to the borrower.	Lender Credit Fee was last disclosed as $-3,268.00 on LE but disclosed as $-1,829.66 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,438.34 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-25): XXXXX received a valid COC. Seller Comment (2025-11-24): TF 11/24 Disagree: There was a Loan amount change on XX that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed from XXX making the final cost adjust as well. Assets and liabilities were updated by underwriting on 10.XX which Increased the DTI to XXX% from XXX% (10.XX) which added a loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing Disclosure.	11/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19002916	34987462			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal receipt at least three (3) business days prior to closing was not in file.	xxxyyyxxx						11/18/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19002916	34987610			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/18/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13384648	35072419			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $268.50 exceeds tolerance of $195.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $268.50 exceeds tolerance of $195.00. Sufficient or excess cure was provided to the borrower.	xxxyyyxxx			Reviewer Comment (2025-11-25): Sufficient Cure Provided within 60 Days of Closing	xxxyyyxxx	11/25/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13384648	35072466			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		12/01/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15389689	35059700			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $43.00 plus 10% or $47.30. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $43.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $47.30, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-24): Sufficient Cure Provided At Closing	xxxyyyxxx	11/24/2025		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15389689	35059701			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.83 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $102.83 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-24): Sufficient Cure Provided At Closing	xxxyyyxxx	11/24/2025		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19069511	35059248			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $92.70 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.00 , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-24): Sufficient Cure Provided At Closing	xxxyyyxxx	11/24/2025		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18198327	35025218			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/21/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17639064	35039493			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-12-01): Offset provided based on itemization. QM exceptions cleared. Seller Comment (2025-11-26): TF 11/26 A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	12/01/2025			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17639064	35039494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX or XXXX%).	Points and Fees exceed allowable threshold by $XXXX or XXXXX%.	xxxyyyxxx			Reviewer Comment (2025-12-01): Offset provided based on itemization. QM exceptions cleared. Seller Comment (2025-11-26): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	12/01/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12257819	34987899			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $149.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $149.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-14): Sufficient Cure Provided At Closing	xxxyyyxxx	11/14/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11297862	34836852			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.	xxxyyyxxx			Reviewer Comment (2025-09-04): Noted appraisal comment on declining trend. exception cleared Buyer Comment (2025-09-04): appraiser comment on decline Reviewer Comment (2025-08-29): Received CDA, however market value Is declining per CDA. Require Primary appraiser to address the declining statement reported in CDA. Exception Remains Buyer Comment (2025-08-28): CDA	09/04/2025			1	D	A	D	A	D	A	D	A	D	A		SC	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11297862	34836853			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,059.30 exceeds tolerance of $1,666.00 plus 10% or $1,832.60. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $226.70. No valid COC provided, $0.00 evidence of cure in file.	xxxyyyxxx			Reviewer Comment (2025-09-05): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2025-09-04): Tracking has now updated, please cure exception Reviewer Comment (2025-08-27): XXXXX received Post CD,LOX,Copy of refund check and proof of mailing. XXXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Buyer Comment (2025-08-26): LOE, refund check, PCCD and label	xxxyyyxxx	09/05/2025		2	C	B	C	B	C	B	C	B	C	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11297862	34836855			Property	Valuation	Valuation Issue	Valuation	XXXXX program guidelines require a XXXXX (Desk Review)	xxxyyyxxx	Missing XXXXX	xxxyyyxxx			Reviewer Comment (2025-09-05): Received CDA and updated appraisal with address the declining statement reported in CDA. Exception Cleared Buyer Comment (2025-09-04): CDA page 544 D0450 and page 565 D0452	09/05/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11270914	35064865			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/26/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11270914	35064867			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-12-01): XXXXX received XXX CD received 3 business days prior to consummation. Seller Comment (2025-11-28): CT 11/28: Please see the attached //	12/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11270914	35064880			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .			11/26/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10262782	35016671			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx						11/21/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12242243	35108242			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.	xxxyyyxxx			Reviewer Comment (2025-12-04): XXXXX received initial CD. Seller Comment (2025-12-02): LI 12/2 Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XXX and the mailbox rule was applied. This meets the 7 business days before the closing date of XXX	12/04/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13735397	35073876			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx			Reviewer Comment (2025-11-25): Sufficient Cure Provided At Closing	xxxyyyxxx	11/25/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18782268	35024690			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,950.00 exceeds tolerance of $4,884.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-11-20): Sufficient Cure Provided At Closing	xxxyyyxxx	11/20/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12370488	34976150			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	xxxyyyxxx			Reviewer Comment (2025-11-18): XXXXX received initial CD. Seller Comment (2025-11-18): LI 11/18 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX	11/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12370488	34976152			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,941.22 exceeds tolerance of $0.00. $4,941.22 over legal limit. Insufficient or no cure was provided to the borrower.	0% tolerance was exceeded by $4941.22 due to increase of Origination fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $4941.22, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	xxxyyyxxx			Reviewer Comment (2025-11-18): XXXXX received CD and COC dated 10/31. Seller Comment (2025-11-18): LI 11/18 On XX the borrower requested to change to Borrower paid Comp to reduce discount points. On XX a Closing disclosure went out to the borrower to redisclose the Lender Credits being $XXX and Discount points becoming a charge for the rate at $0.00. Please see attached Closing disclosures, rate lock confirmation forms, and Change of Circumstance form.	11/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12370488	34976168			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/17/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12370488	34976173			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		11/17/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17389101	35072513			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Revised secondary appraisal was not received by borrower three (3) business days prior to consummation.	xxxyyyxxx						12/01/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17389101	35072545			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		12/01/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17389101	35130191			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	xxxyyyxxx							12/01/2025	2	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12341635	35039382			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided	xxxyyyxxx						11/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12341635	35039384			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/XX)	xxxyyyxxx			Reviewer Comment (2025-11-28): XXXXX received initial CD dated 11/07. Seller Comment (2025-11-26): TF 11/26 Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX and consented to it on XX. This meets the 3 business days before the closing date of XX	11/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10915307	35117761			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	xxxyyyxxx	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-12-17): .	xxxyyyxxx		12/02/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10915307	35119761			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Verified liquid assets in the amount of $0.00 are insufficient to meet cash to close of $3,083.12 Final 1008 reflects $0.00 verified.	xxxyyyxxx			Reviewer Comment (2025-12-04): Received invoice documents for paid before closing, verified and updated the details, available funds are sufficient for closing. Exception Cleared. Seller Comment (2025-12-03): 12/3 MM: Please see attached CD that shows the borrower received $2,298.88. The borrower does not owe any funds for closing.	12/04/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16725149	35161499			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XXXXX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.	xxxyyyxxx			Reviewer Comment (2025-10-27): Original Appraisal Received. Exception Cleared Buyer Comment (2025-10-24): Appraisal	10/27/2025			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14567305	35279020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Escrow did not provide appropriate checked box indicating explanation for declining escrow account on the Final CD.	xxxyyyxxx			Reviewer Comment (2025-10-06): XXXXX Received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-10-06): LOE Buyer Comment (2025-10-06): PCCD Reviewer Comment (2025-10-03): XXXXX received PCCD dated XX/XX/XX, however Post CD did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was missing and not marked as "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure. Buyer Comment (2025-10-02): PCCD for cure - please add to review Buyer Comment (2025-10-02): Final CD	xxxyyyxxx	10/06/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14567305	35279021			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $695 on Initial LE and $1,075 on Final CD. Evidence of complete cure not provided nor was valid COC provided. $200 cure provided on CD.	xxxyyyxxx			Reviewer Comment (2025-10-01): XXXXX received Letter of Explanation, Proof of Delivery and Copy of Refund Check. Buyer Comment (2025-09-29): Shipping label Buyer Comment (2025-09-29): Refund check Buyer Comment (2025-09-29): LOE	xxxyyyxxx	10/01/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14567305	35279022			Credit	Missing Document	General	Missing Document	Missing Document: K-1 not provided	xxxyyyxxx	Require income documentation K-1, with two year business tax returns and third party employment verification for the business "XXXXX" reflecting in 1040 Schedule E. No supporting document available.	xxxyyyxxx			Reviewer Comment (2025-10-07): Noted updated 1003, 1008 and AUS. exception cleared. Buyer Comment (2025-10-03): updated 1003 Buyer Comment (2025-10-03): Updated AUS Buyer Comment (2025-10-03): Updated 1008 Reviewer Comment (2025-10-01): Provide updated 1003/1008/AUS with Included loss from Wildlife Partners LLC as Lender did not Included loss for qualification. DTI variance more than tolerance limit. Exception Remains Buyer Comment (2025-09-30): Per lender: He is less than 25% owner so the return should not be needed. There was not one for XXXXX.	10/07/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10315553	35279044			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to Points and Fees.	xxxyyyxxx			Reviewer Comment (2025-09-24): Compliance sheet provided. Buyer Comment (2025-09-22): Please see uploaded bona fide points information.	09/24/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10315553	35279045			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.47408% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $36,873.30 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $5,031.77 or .47408%).	Provide undiscounted rate and bona fide points excluded for additional review.	xxxyyyxxx			Reviewer Comment (2025-09-24): Compliance sheet provided. Buyer Comment (2025-09-22): Compliance Summary and Fee Details attached	09/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10315553	35279049			Credit	Guideline	Guideline Issue	Guideline	Temporary Buydowns are not allowed per guidelines	xxxyyyxxx	Seller Closing Statement reflects Credit for Buyer's Interest Rate Buydown and guidelines state the loan is not eligible with buydowns. Final CD reflects Hold for Rentback of $10,000.00. Review for acceptability as Escrow Holdbacks not allowed per guidelines.	xxxyyyxxx			Reviewer Comment (2025-09-24): Rebuttal provided. Holdback is for rent. Cleared Buyer Comment (2025-09-22): Rebuttal for condition	09/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14675329	35279051			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	xxxyyyxxx			Reviewer Comment (2025-10-01): Received Original Appraisal And Delivery Evidence. Exception Cleared Buyer Comment (2025-09-30): Aopraisal Buyer Comment (2025-09-30): delivery	10/01/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16084936	35279053			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	xxxyyyxxx	4506-C is missing in file for individual borrower, provided 4506-C is of business 1120S XXXXX.	xxxyyyxxx			Reviewer Comment (2025-10-10): Received 4506-C. Exception Cleared Buyer Comment (2025-10-09): 4506C signed prior to closing Reviewer Comment (2025-10-08): Guideline Follow AUS for income documentation requirement and per AUS Finding # 13 states Obtain 4506-C for each borrower whose income is used to qualified for the loan at or before closing. Provided 4506-C is signed and dated after closing. Exception Remains Buyer Comment (2025-10-06): 4506	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16084936	35279057			Credit	Missing Document	General	Missing Document	Missing Document: Explanation Letter not provided	xxxyyyxxx	Required LOX for large deposit of $15,500 on XX/XX/XX in XXXXX. The deposit is a transfer from Borrowers account #XXXXX. Bank Statement for this account was not provided.	xxxyyyxxx			Reviewer Comment (2025-10-02): Received Large Deposit LOX from borrower. Exception Cleared Buyer Comment (2025-09-30): LOX	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16084936	35279058			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to insufficient income documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.	xxxyyyxxx
Reviewer Comment (2025-10-10): All Open Income Asset QM Exception has been Cleared

Buyer Comment (2025-10-10): 4506C signed prior to closing

Reviewer Comment (2025-10-08): Guideline Follow AUS for income documentation requirement and per AUS Finding # 13 states Obtain 4506-C for each borrower whose income is used to qualified for the loan at or before closing. Provided 4506-C is signed and dated after closing. Exception Remains

Buyer Comment (2025-10-06): 4506

Reviewer Comment (2025-10-02): Require 4506-C for individual Borrower. Business 4506-C is not sufficient to clear the exception. 4506-C Must be signed at or before closing per AUS. exception remains

Buyer Comment (2025-09-30): LOX

																			10/10/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16084936	35279059			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to insufficient income documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.	xxxyyyxxx
Reviewer Comment (2025-10-10): All Open Income Asset QM Exception has been Cleared

Buyer Comment (2025-10-10): 4506C signed prior to closing

Reviewer Comment (2025-10-08): Guideline Follow AUS for income documentation requirement and per AUS Finding # 13 states Obtain 4506-C for each borrower whose income is used to qualified for the loan at or before closing. Provided 4506-C is signed and dated after closing. Exception Remains

Buyer Comment (2025-10-06): 4506

Reviewer Comment (2025-10-02): Require 4506-C for individual Borrower. Business 4506-C is not sufficient to clear the exception. 4506-C Must be signed at or before closing per AUS. exception remains

Buyer Comment (2025-09-30): LOX

																			10/10/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16084936	35279061			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXX Fee was disclosed as $50.00 on Initial LE and $120.00 on Final CD. Missing a valid Change of Circumstance and evidence of cure not provided in file.	xxxyyyxxx			Reviewer Comment (2025-09-30): XXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-09-29): Copy of refund check Buyer Comment (2025-09-29): LOE Buyer Comment (2025-09-29): PCCD Buyer Comment (2025-09-29): XXXXX details Reviewer Comment (2025-09-23): XXXXX received COC dated 09/03 but the reason provided on it is not sufficient as to why the CDA was required even when appraisal is "As is". Please provide additional information to validate the change or cure would be required. Buyer Comment (2025-09-22): COC	xxxyyyxxx	09/30/2025		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18350307	35279081			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	xxxyyyxxx	Bank statements/Assets are not given in this file hence require the following as per final 1003 to meet the closing requirement. XXXXX	xxxyyyxxx			Reviewer Comment (2025-09-23): Received bank statement required for closing cost and reserve requirement and associated the same accordingly. Exception cleared. Buyer Comment (2025-09-22): Assets	09/23/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15464769	35279090			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-sign Consent Agreement is missing.	xxxyyyxxx			Reviewer Comment (2025-10-06): Noted E-signed Consent Agreement. exception cleared Buyer Comment (2025-10-03): Econsent	10/06/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15464769	35279091			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx	Tax verification and insurance verification for property "XXXXX" is missing in file. (Property is free and clear, XXXXX not have insurance).	xxxyyyxxx			Reviewer Comment (2025-10-06): Noted Tax and Insurance Verification doc. exception cleared. Buyer Comment (2025-10-03): Taxes and LOE for HOI on 7208 Collins Dr	10/06/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13381506	35279172			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-10-22): Loan is SHQM (APOR). Reviewer Comment (2025-10-21): Received same Paystub end date is XX/XX/XX which more than 90 days prior to closing. Exception Remains Buyer Comment (2025-10-17): See updated pay stub	10/22/2025			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13381506	35279173			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, paystub provided was dated more than 90 days prior to closing.	Provided Paystub is dated more than 90 days prior to closing for employer XXXXX of co-borrower XXXXX.	xxxyyyxxx			Reviewer Comment (2025-10-22): Pays stub allowed if within 120 days per guides. Buyer Comment (2025-10-21): Please see item 7 on the AUS credit docs expire XX/XX/XX (Four months from Note date). Paystub can be no older than XX/XX/XX25. Paystub provided is dated XX/XX/XX25 Reviewer Comment (2025-10-21): Received same Paystub end date is XX/XX/XX which more than 90 days prior to closing. Exception Remains Buyer Comment (2025-10-17): Updated pay stub	10/22/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13381506	35279176			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Escrow Account section (pg 4) "Initial Escrow Payment" does not match the Section G subtotal (pg 2). Fees paid by the Borrower and paid by the Seller.	xxxyyyxxx			Buyer Comment (2025-10-17): Lender acknowledged non material EV2 Buyer Comment (2025-10-17): LOX	xxxyyyxxx		10/17/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10190572	35279196			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject photos are missing or not legible.	xxxyyyxxx	The photos for provided in the 1004D are in black and white. Provide color photos.	xxxyyyxxx			Reviewer Comment (2025-10-02): Noted 442 report with color photo. exception cleared Buyer Comment (2025-10-01): 1004D	10/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279234			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The owner on the appraisal is incorrect.	xxxyyyxxx	Owner of public records on Appraisal report is shown as XXXXX. Subject is a refinance, and previous owner is shown as owner of public record. Provide corrected appraisal reported with updated borrowers name as owner of public record.	xxxyyyxxx			Reviewer Comment (2025-10-21): Received Appraisal report dated XX/XX/XX confirm current borrowers as owner on record. Exception cleared. Buyer Comment (2025-10-21): updated appraisal and ssr's	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279236			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	xxxyyyxxx	As per guide,1084 or income worksheet is required to confirm the calculation considered for Income qualification for both borrowers.	xxxyyyxxx			Reviewer Comment (2025-10-21): Received 1084 or income worksheet and associated the same accordingly. Exception cleared. Buyer Comment (2025-10-21): income worksheet	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279239			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report date is XX/XX/XX. Provide Prior appraisal report which is more than 3 days prior to the note date.	xxxyyyxxx			Buyer Comment (2025-10-22): Acknowledged non material EV2 Reviewer Comment (2025-10-21): Appraisal report date is 10/XX/XX/XX. Provide Prior appraisal report which is more than 3 days prior to the note date. Exception remains Buyer Comment (2025-10-21): Acknowledgment Buyer Comment (2025-10-21): XX Appraisal	xxxyyyxxx		10/22/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279242			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Initial Loan estimate Issued on XX/XX/XX. which is not within three (3) business days of application.	xxxyyyxxx			Reviewer Comment (2025-10-21): E-Consent for XX/XX/XX was received and associated accordingly. Exception Cleared Buyer Comment (2025-10-21): Econsent	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279243			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Tolerance Violation for Appraisal Fee With Sufficient Cure Provided At Closing.	xxxyyyxxx			Reviewer Comment (2025-10-15): Sufficient Cure Provided At Closing	xxxyyyxxx	10/15/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279245			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	xxxyyyxxx	Borrower is qualified with wage and bonus income. Bonus income is considered as YTD + 2 Years. XXXXX Transcripts available. Transcript for Year XXXXX is missing in file.	xxxyyyxxx			Reviewer Comment (2025-10-21): Received W2-Transcripts for 2023 and associated the same accordingly. Exception cleared. Buyer Comment (2025-10-21): 2023 W2 transcripts	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279246			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-10-21): Income worksheet received and associated accordingly. Exception cleared. Buyer Comment (2025-10-21): see income worksheets	10/21/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15081272	35279247			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failure due to insufficient Income documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.	xxxyyyxxx			Reviewer Comment (2025-10-21): Income worksheet received and associated accordingly. Exception cleared. Buyer Comment (2025-10-21): see income worksheets	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19182320	35279272			Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	The loan is to be securitized and the appraisal certification was not included in the provided valuation. Securitization valuations are required to be FIRREA/USPAP compliant.	xxxyyyxxx	Appraisal / Valuation Report Date: XX/XX/XX, Appraiser's Certification is missing in file.	xxxyyyxxx			Reviewer Comment (2025-10-16): Received Appraisal License Copy. Exception Cleared Buyer Comment (2025-10-15): appraisers license info Buyer Comment (2025-10-14): UCDP for XXXXX in file with CU score 2.1	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term		C	B	A	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19182320	35279277			Credit	Credit	Miscellaneous	Guideline	Credit Exception:	xxxyyyxxx	Appraisals transferred or assigned from another lender are not acceptable. An appraisal transfer correspondence is in the file.	The representative FICO score is above 680. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points.	795 vs 680	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-10-15): Investor accepts and agrees to waive with compensating factors,. Buyer Comment (2025-10-15): GS accepts transferred appraisal.	xxxyyyxxx		10/15/2025	2		B		B		B		B		B		CO	Primary	Refinance - Rate/Term		C	B	A	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12229540	35279325			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $268.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-10-14): Sufficient Cure Provided At Closing	xxxyyyxxx	10/14/2025		1	A	A	A	A	A	A	A	A	A	A		MO	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13951809	35279330			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. $32.00 over legal limit. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $40.00 due to increase of $120.00: Recording fee No valid COC provided, $0.00 evidence of cure in file.	xxxyyyxxx			Reviewer Comment (2025-10-10): XXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-10-09): Please see uploaded cure documentation	xxxyyyxxx	10/10/2025		2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13951809	35279331			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. $165.00 over legal limit. Insufficient or no cure was provided to the borrower.	COC is provided in file but is dated XX/XX/XX. Insufficient or no cure was provided to the borrower.	xxxyyyxxx
Reviewer Comment (2025-10-10): XXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-10-09): Refund check

Buyer Comment (2025-10-09): Shipping label

Buyer Comment (2025-10-09): PCCD

Buyer Comment (2025-10-09): LOE

Reviewer Comment (2025-10-08): XXXXX Received COC dated XX/XX/XX; however, Desk Review fee added on CD XX/XX/XX which is prior to COC is not acceptable. Also, Provided COC does not provide sufficient information for addition of Appraisal desk review fee. A valid Changed Circumstance prior to CD or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-10-07): COC

																			xxxyyyxxx	10/10/2025		2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17787337	35280160			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided	xxxyyyxxx					Reviewer Comment (2025-10-07): Received AUS dated XX/XX/XX25. Exception cleared. Buyer Comment (2025-10-03): AUS Reviewer Comment (2025-10-01): Provided AUS is post-note date, require prior to the note date. Buyer Comment (2025-09-29): aus	10/07/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17787337	35280162			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee $120.00 was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	xxxyyyxxx
Reviewer Comment (2025-10-08): XXXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-10-07): PCCD

Reviewer Comment (2025-10-01): XXXXX received rebuttal comment and CDA invoice but no information provided as to why the Appraisal Review was added. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure is required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-09-29): appraisal fee added same day we became aware of the charge

																			xxxyyyxxx	10/08/2025		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17619487	35280164			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx	E-sign Consent Agreement is missing.	xxxyyyxxx			Reviewer Comment (2025-09-18): E-sign Consent Agreement received. Exception cleared. Buyer Comment (2025-09-16): E Consent	09/18/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17619487	35280166			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	xxxyyyxxx	Supporting documents not available in file to exclude XXXXX debt from DTI ratio. $25.00 is not considered in AUS and 1008.	xxxyyyxxx			Reviewer Comment (2025-10-10): Revalidated updated documents and verified. Exception cleared. Buyer Comment (2025-10-08): Please see attached revised AUS,1003,1008 with XXX debt of $25 added to DTI.	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17619487	35280167			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall due to supporting documents not available in file to exclude WFBNA debt from DTI ratio. $25.00 is not considered in AUS and 1008.	xxxyyyxxx			Reviewer Comment (2025-10-10): Revalidated updated documents and verified. Exception cleared. Buyer Comment (2025-10-08): Please see docs in Exception ID 34371399	10/10/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17619487	35280168			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to supporting documents not available in file to exclude XXXXX debt from DTI ratio. $25.00 is not considered in AUS and 1008.	xxxyyyxxx			Reviewer Comment (2025-10-10): Revalidated updated documents and verified. Exception cleared. Buyer Comment (2025-10-08): Please see docs in Exception ID 34371399	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17076721	35280174			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $169.00 plus 10% or $185.90. Insufficient or no cure was provided to the borrower.	Recording fee was last disclosed as $169.00 on LE dated XX/XX/XX but disclosed as $200.00 on Final closing disclosure, no cure or valid change of circumstance was provided to borrower.	xxxyyyxxx
Reviewer Comment (2025-10-07): XXXXX received Post CD and LOX along with Final SS.

Buyer Comment (2025-10-07): Documents requested

Reviewer Comment (2025-10-03): XXXXX: On initial LE recording fee disclosed of $169 and further increase of $200 on XX LE without VCCs. However, XXXXX received PCCD dated XX with recording fee reduced $97 from $200 and LOE to borrower was not located in trailing documents.  Please provide LOE to borrower to complete remediation. Also required true and Certified copy of the Final Settlement Statement to verify the specific fee applied the same and reevaluate this exception.

Buyer Comment (2025-10-01): Please escalate - the original condition was invalid and these were not even conditions of the original condition

Reviewer Comment (2025-09-26): XXXXX Received Corrected PCCD; however, LEO and True and certified final settlement statement not provided. Please provide LEO and True and certified final settlement statement.

Buyer Comment (2025-09-25): Final CD

Buyer Comment (2025-09-25): Please see revised final CD, recording fees charged were actual

Reviewer Comment (2025-09-16): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-09-12): see revised LE from 8/21 with change circumstance for $200 recording fee that matches to final CD - no violation

Buyer Comment (2025-09-12): Revised LE 8/21 w/ $200 recording fee

																			10/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280191			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx					Reviewer Comment (2025-09-18): Tax and Insurance documents received, exception cleared. Buyer Comment (2025-09-17): HOI	09/18/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280192			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx					Reviewer Comment (2025-09-23): Received hazard insurance, HOA document for REO property "XXXX", information validated. Exception Cleared. Buyer Comment (2025-09-22): insurance Buyer Comment (2025-09-22): HOA	09/23/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280193			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	xxxyyyxxx	File does not contain documentation from lender/seller confirming the condo is warrantable.	xxxyyyxxx			Reviewer Comment (2025-09-18): Project Approval received, exception cleared. Buyer Comment (2025-09-17): approval	09/18/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280194			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation discrepancy due to missing the most recent signed and dated 1040 as well as 1120S (XXXXX), causing the loan to waterfall.	xxxyyyxxx			Reviewer Comment (2025-10-10): Form 8879 is available for all Businesses; extension provided for XXXXX. Buyer Comment (2025-10-08): x4 1120S - 2024 tax extensions Buyer Comment (2025-10-08): 1040 - 2024 Tax extension	10/10/2025			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280195			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	The loan is missing the most recent signed and dated 1040 as well as 1120S (XXXXX), causing the loan to waterfall.	xxxyyyxxx			Reviewer Comment (2025-10-10): Form 8879 is available for all Businesses; extension provided for XXXXX. Buyer Comment (2025-10-08): x4 1120S - 2024 tax extensions	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280196			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	The loan is missing the most recent signed and dated 1040 as well as 1120S (XXXXX), causing the loan to waterfall.	xxxyyyxxx			Reviewer Comment (2025-10-10): Form 8879 is available for all Businesses; extension provided for XXXXX. Buyer Comment (2025-10-08): x4 1120S - 2024 tax extensions	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280197			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	The loan is missing the most recent signed and dated 1040 as well as 1120S (XXXXX), causing the loan to waterfall.	xxxyyyxxx			Reviewer Comment (2025-10-10): Form 8879 is available for all Businesses; extension provided for XXXXX. Buyer Comment (2025-10-08): x4 1120S - 2024 tax extensions	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280198			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	The loan is missing the most recent signed and dated 1040 as well as 1120S (XXXXX), causing the loan to waterfall.	xxxyyyxxx			Reviewer Comment (2025-10-10): Form 8879 is available for all Businesses; extension provided for XXXXX. Buyer Comment (2025-10-08): x4 1120S - 2024 tax extensions	10/10/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280200			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent year XXXXX tax return is not provided. Tax return extension for XXXXX is provided.	xxxyyyxxx			Reviewer Comment (2025-10-13): Client elects to waive. Buyer Comment (2025-10-10): Please cancel - the 1120S 2024 tax extension confirmations were already provided. Per the printouts, the extensions were filed/accepted on XX/XX/XX so the actual returns weren't due until 9/1XX/XX/XX.	xxxyyyxxx		10/13/2025	2		B		B		B		B		B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280201			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent year XXXXX tax return is not provided. Tax return extension for XXXXX is provided.	xxxyyyxxx			Reviewer Comment (2025-10-13): Client elects to waive. Buyer Comment (2025-10-10): Please cancel - the 1120S 2024 tax extension confirmations were already provided. Per the printouts, the extensions were filed/accepted on XX/XX/XX so the actual returns weren't due until 9/1XX/XX/XX.	xxxyyyxxx		10/13/2025	2		B		B		B		B		B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent year XXXXX tax return is not provided. Tax return extension for XXXXX is provided.	xxxyyyxxx			Reviewer Comment (2025-10-13): Client elects to waive. Buyer Comment (2025-10-10): Please cancel - the 1120S 2024 tax extension confirmations were already provided. Per the printouts, the extensions were filed/accepted on XX/XX/XX so the actual returns weren't due until 9/1XX/XX/XX.	xxxyyyxxx		10/13/2025	2		B		B		B		B		B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16301086	35280203			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent year XXXXX tax return is not provided. Tax return extension for XXXXX is provided.	xxxyyyxxx			Reviewer Comment (2025-10-13): Client elects to waive. Buyer Comment (2025-10-10): Please cancel - the 1120S 2024 tax extension confirmations were already provided. Per the printouts, the extensions were filed/accepted on XX/XX/XX so the actual returns weren't due until 9/1XX/XX/XX.	xxxyyyxxx		10/13/2025	2		B		B		B		B		B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15611103	35280396			Credit	Credit	Miscellaneous	Guideline	Credit Exception:	xxxyyyxxx	Please provide an updated final 1003 or LOE for investment property on XXXXX. Final 1003 indicated no mortgage loan on the property however statement provided show PITIA.	xxxyyyxxx			Reviewer Comment (2025-10-06): Received required documentation. Condition cleared. Buyer Comment (2025-10-02): 1003 Reviewer Comment (2025-09-30): Exception remains: Final 1003 indicated no mortgage loan on the Inv property 9665 Atherton Dr., however statement provided show PITIA. Provide an updated final 1003 or LOE for investment property on 9665 Atherton Dr. Buyer Comment (2025-09-29): mtg statement	10/06/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16781969	35280425			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $262.20 exceeds tolerance of $248.00. Sufficient or excess cure was provided to the borrower at Closing.	$14.70 cure was provided by the lender on the final Closing Disclosure.	xxxyyyxxx			Reviewer Comment (2025-09-30): Sufficient Cure Provided At Closing	xxxyyyxxx	09/30/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11538955	35280438			Credit	Credit	Miscellaneous	Guideline	Credit Exception:	xxxyyyxxx	Data discrepancy with DTI. Lender DTI 46.404%, review DTI 46.26165% . The reason for the discrepancy is due to monthly subject property tax amount. Per 1008 monthly tax amount is $XXXXX however per review monthly tax amount is $XXXXX	xxxyyyxxx			Reviewer Comment (2025-10-22): Received updated 1008. Condition cleared. Buyer Comment (2025-10-20): updated 1008 and 1003 Reviewer Comment (2025-10-07): Received tax cert which verified the taxes DD utilized. The DTI calculated is at 46.26165%. The lenders DTI on the 1008 is 46.404%. The taxes on the 1008 are $1042.59. Buyer Comment (2025-10-06): taxes	10/22/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16299726	35280444			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	xxxyyyxxx				Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing	xxxyyyxxx	10/02/2025		1	A	A	A	A	A	A	A	A	A	A		NM	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18036632	35280451			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx	File is missing Insurance Verification & Tax Verification for the property XXXXX	xxxyyyxxx			Reviewer Comment (2025-10-14): Received Insurance Verification & Tax Verification for the property XXX, exception cleared Buyer Comment (2025-10-10): reo	10/14/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12687689	35280486			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx					Reviewer Comment (2025-10-21): Received documentation condition cleared. Buyer Comment (2025-10-17): eConsent Agreement	10/21/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10180563	35280488			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	xxxyyyxxx					Reviewer Comment (2025-10-17): Econsent provided. Reviewer Comment (2025-10-17): Provided is the system pulled snippet, require E-sign consent agreement. Buyer Comment (2025-10-15): econsent	10/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10180563	35280490			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Issue date is missing on Closing Disclosure provided on XX/XX/XX.	xxxyyyxxx			Reviewer Comment (2025-10-16): XXXXX Received LOE stating CD without issue date not provided to the borrower. Buyer Comment (2025-10-15): LOX submitted on other condition	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10180563	35280491			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure provided on XX/XX/XX is not signed & dated by borrower.	xxxyyyxxx			Reviewer Comment (2025-10-16): XXXXX Received LOE stating CD without issue date not provided to the borrower. Buyer Comment (2025-10-15): LOX	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19318661	35280539			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $266.00 exceeds tolerance of $248.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $248.00 on Loan Estimate but disclosed as $266.00 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	xxxyyyxxx			Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	xxxyyyxxx	10/10/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19318661	35280541			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided	xxxyyyxxx	Flood Insurance Policy was not provided.	xxxyyyxxx			Reviewer Comment (2025-10-20): Flood insurance updated. Exception cleared. Buyer Comment (2025-10-17): PC Cert	10/20/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18448812	35280837			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $290.00 exceeds tolerance of $0.00. $290.00 over legal limit. Insufficient or no cure was provided to the borrower.	Survey Fee on closing disclosure is $290.00 and on loan estimate $0.00. No Valid Change circumstance in file.	xxxyyyxxx			Reviewer Comment (2025-10-28): XXXXX Received Corrected PCCD, LOE and Email Communication. Buyer Comment (2025-10-27): pccd docs and proof sent to bwr upld Reviewer Comment (2025-10-13): XXXXX Received email Communication showing title ordered survey. Kindly provide Corrected PCCD and LOE moving Survey fee to section H. Buyer Comment (2025-10-10): title email upld, survey was bwr chosen.	10/28/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10225872	35280868			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx	Missing Insurance Verification	xxxyyyxxx			Reviewer Comment (2025-10-24): Received Letter of Explanation stating there are no HOA dues and Insurance on property XXXX. Exception Cleared Buyer Comment (2025-10-22): LOX from borrower- no hoi/hoa Reviewer Comment (2025-10-16): Provided lien release. File is missing insurance verification for property XXX. Exception remains Buyer Comment (2025-10-14): release of lien and bwr loe upld	10/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10225872	35280869			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $512.50 exceeds tolerance of $248.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit report fee was last disclosed as $248.00 but disclosed as $512.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	xxxyyyxxx			Reviewer Comment (2025-10-09): Sufficient Cure Provided At Closing	xxxyyyxxx	10/09/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12239195	35280870			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	xxxyyyxxx					Reviewer Comment (2025-10-16): Received Title Commitment with Policy Amount of $XXXX. Exception cleared. Buyer Comment (2025-10-15): title	10/16/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12239195	35280872			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	xxxyyyxxx	Missing VVOE for current employer within 10 business days of closing	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Borrower has been employed in the same industry for 20 years. Guidelines Representative FICO: 660 Representative FICO: 787	Aggregator,SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC
Reviewer Comment (2025-10-29): Client elects to waive with compensating factors.

Buyer Comment (2025-10-28): Lender exception approval, with compensating factors, to downgrade/waive the exceptions: Fico 787.  LTV is 74.639%, DTI @ 23.769/48.028.  Borrower has been in the same line of work (VP Ticket Sales) for almost 13 years with steady income.

Reviewer Comment (2025-10-22): Received VOE dated 9/XX/XX/XX. Required VVOE for current employer within 10 business days of closing. Exception remains.

Buyer Comment (2025-10-21): PGA Tour VVOE

Reviewer Comment (2025-10-16): Received VVOE for coborrower. File is missing VVOE for borrower with employer PGA Tour Enterprises within 10 business days of closing.

Buyer Comment (2025-10-15): VVOE

																			xxxyyyxxx		10/29/2025	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12239195	35280873			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	xxxyyyxxx	Missing VVOE for current employer within 10 business days of closing	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Borrower has been employed in the same industry for 20 years. Guidelines Representative FICO: 660 Representative FICO: 787	Aggregator,SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2025-10-29): Client elects to waive with compensating factors. Buyer Comment (2025-10-28): Lender exception approval, with compensating factors, to downgrade/waive the exceptions: Fico 787. LTV is 74.639%. Borrower has very steady employment - been with the same employer for 20 years with steady income as well. Reviewer Comment (2025-10-16): Received VOE dated XX/XX/XX which is after the closing date. Exception remains. Buyer Comment (2025-10-15): Voe Wendy	xxxyyyxxx		10/29/2025	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10506118	35280876			Compliance	Compliance	Federal Compliance	Compliance	Subject to Rescission	Loan is subject to Rescission.	xxxyyyxxx				Reviewer Comment (2025-10-20): Same Lender refinance case, exception cleared	10/20/2025			1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10506118	35280877			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $287.00 exceeds tolerance of $248.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $248 on Loan Estimate but disclosed as $287 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure was provided	xxxyyyxxx			Reviewer Comment (2025-10-09): Sufficient Cure Provided At Closing	xxxyyyxxx	10/09/2025		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10506118	35280878			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,586.40 exceeds tolerance of $4,560.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax Fee was last disclosed as $4,560 on Loan Estimate but disclosed as $4,586.40 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure was provided	xxxyyyxxx			Reviewer Comment (2025-10-09): Sufficient Cure Provided At Closing		10/09/2025		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10506118	35280879			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	H-8 form is required as this is not a same lender refinance.	xxxyyyxxx			Reviewer Comment (2025-10-20): Same Lender refinance case, exception cleared Buyer Comment (2025-10-17): Original lender was XXX	10/20/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10506118	35280880			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided	xxxyyyxxx	Missing AUS.	xxxyyyxxx			Reviewer Comment (2025-10-29): Exception cleared. Received AUS and updated correctly. Buyer Comment (2025-10-28): AUS	10/29/2025			1		A		A		A		A		A		VA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13578247	35280993			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	xxxyyyxxx	Tax Verification is missing.	xxxyyyxxx			Reviewer Comment (2025-10-31): Received Tax Verification. Exception cleared. Buyer Comment (2025-10-29): tax bill	10/31/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13578247	35280996			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $825.00 exceeds tolerance of $0.00. $825.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $825.00 exceeds tolerance of $0.00. $825.00 over legal limit. No valid COC	xxxyyyxxx			Reviewer Comment (2025-11-06): XXXXX Received Corrected PCCD and LOE moving fee to section H. Buyer Comment (2025-11-05): PCCD, LOX & email from title	11/06/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes